Shareholder Report	12 Months Ended
	Apr. 30, 2026 USD ($) Holding	Apr. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000049094
Shareholder Report [Line Items]
Fund Name	iShares International Select Dividend ETF
Trading Symbol	IDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Select Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Select Dividend ETF	$61	0.50%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	Dow Jones EPAC Select Dividend Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,816	$9,895	$9,813
Jun 16	$9,693	$9,607	$9,691
Jul 16	$10,092	$10,097	$10,088
Aug 16	$10,136	$10,101	$10,120
Sep 16	$10,318	$10,246	$10,306
Oct 16	$10,045	$10,019	$10,034
Nov 16	$9,932	$9,837	$9,922
Dec 16	$10,314	$10,131	$10,307
Jan 17	$10,588	$10,459	$10,591
Feb 17	$10,678	$10,607	$10,690
Mar 17	$10,996	$10,873	$11,023
Apr 17	$11,147	$11,116	$11,163
May 17	$11,652	$11,513	$11,673
Jun 17	$11,627	$11,535	$11,632
Jul 17	$11,920	$11,883	$11,931
Aug 17	$11,855	$11,881	$11,877
Sep 17	$12,117	$12,180	$12,136
Oct 17	$12,020	$12,395	$12,041
Nov 17	$12,081	$12,535	$12,106
Dec 17	$12,334	$12,778	$12,358
Jan 18	$12,850	$13,371	$12,878
Feb 18	$12,225	$12,749	$12,255
Mar 18	$12,087	$12,543	$12,118
Apr 18	$12,524	$12,836	$12,553
May 18	$12,124	$12,609	$12,143
Jun 18	$12,018	$12,417	$12,044
Jul 18	$12,485	$12,656	$12,513
Aug 18	$12,212	$12,471	$12,245
Sep 18	$12,370	$12,550	$12,400
Oct 18	$11,652	$11,469	$11,690
Nov 18	$11,667	$11,486	$11,709
Dec 18	$11,039	$10,883	$11,080
Jan 19	$11,833	$11,688	$11,885
Feb 19	$12,148	$11,958	$12,202
Mar 19	$11,951	$11,990	$11,997
Apr 19	$12,257	$12,302	$12,297
May 19	$11,637	$11,690	$11,653
Jun 19	$12,208	$12,364	$12,226
Jul 19	$11,998	$12,201	$12,014
Aug 19	$11,707	$11,892	$11,729
Sep 19	$12,331	$12,235	$12,359
Oct 19	$12,772	$12,662	$12,810
Nov 19	$12,985	$12,822	$13,025
Dec 19	$13,584	$13,288	$13,637
Jan 20	$13,459	$12,995	$13,509
Feb 20	$12,120	$11,827	$12,170
Mar 20	$9,432	$10,125	$9,476
Apr 20	$10,156	$10,908	$10,200
May 20	$10,370	$11,422	$10,398
Jun 20	$10,689	$11,810	$10,737
Jul 20	$10,838	$12,165	$10,899
Aug 20	$11,256	$12,830	$11,304
Sep 20	$10,733	$12,539	$10,784
Oct 20	$10,427	$12,090	$10,496
Nov 20	$12,215	$13,933	$12,270
Dec 20	$12,846	$14,694	$12,894
Jan 21	$12,868	$14,572	$12,898
Feb 21	$13,398	$14,934	$13,421
Mar 21	$13,844	$15,269	$13,873
Apr 21	$14,276	$15,768	$14,292
May 21	$14,809	$16,285	$14,823
Jun 21	$14,427	$16,109	$14,432
Jul 21	$14,391	$16,172	$14,414
Aug 21	$14,436	$16,453	$14,446
Sep 21	$13,828	$15,952	$13,887
Oct 21	$14,178	$16,348	$14,181
Nov 21	$13,564	$15,537	$13,524
Dec 21	$14,384	$16,292	$14,391
Jan 22	$14,719	$15,421	$14,609
Feb 22	$14,631	$15,212	$14,633
Mar 22	$14,740	$15,363	$14,840
Apr 22	$14,025	$14,320	$14,146
May 22	$14,595	$14,408	$14,579
Jun 22	$12,836	$12,971	$12,754
Jul 22	$13,136	$13,659	$13,038
Aug 22	$12,448	$13,057	$12,481
Sep 22	$10,990	$11,734	$11,018
Oct 22	$11,547	$12,358	$11,510
Nov 22	$13,276	$13,669	$13,029
Dec 22	$13,413	$13,601	$13,347
Jan 23	$14,354	$14,724	$14,252
Feb 23	$13,771	$14,341	$13,792
Mar 23	$13,714	$14,637	$13,668
Apr 23	$14,016	$14,982	$13,936
May 23	$13,069	$14,410	$12,965
Jun 23	$13,474	$15,047	$13,371
Jul 23	$14,030	$15,589	$13,967
Aug 23	$13,487	$14,975	$13,445
Sep 23	$13,268	$14,436	$13,253
Oct 23	$12,929	$13,767	$12,816
Nov 23	$13,980	$15,107	$13,925
Dec 23	$14,856	$15,978	$14,855
Jan 24	$14,610	$15,926	$14,715
Feb 24	$14,550	$16,225	$14,531
Mar 24	$14,979	$16,772	$14,981
Apr 24	$14,857	$16,319	$14,895
May 24	$15,800	$16,892	$15,670
Jun 24	$15,162	$16,650	$15,110
Jul 24	$15,892	$17,207	$15,807
Aug 24	$16,381	$17,684	$16,321
Sep 24	$16,767	$17,895	$16,773
Oct 24	$15,950	$16,958	$15,869
Nov 24	$15,963	$16,973	$15,888
Dec 24	$15,445	$16,497	$15,399
Jan 25	$16,001	$17,272	$16,033
Feb 25	$16,704	$17,495	$16,663
Mar 25	$17,535	$17,412	$17,419
Apr 25	$18,331	$18,242	$18,302
May 25	$19,145	$19,152	$19,069
Jun 25	$19,976	$19,766	$19,854
Jul 25	$20,194	$19,622	$20,205
Aug 25	$21,169	$20,460	$21,109
Sep 25	$21,395	$20,958	$21,316
Oct 25	$21,877	$21,311	$21,828
Nov 25	$22,540	$21,462	$22,490
Dec 25	$23,428	$22,165	$23,428
Jan 26	$24,880	$23,526	$24,931
Feb 26	$26,557	$24,940	$26,558
Mar 26	$25,320	$22,173	$25,024
Apr 26	$26,489	$24,246	$26,356

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 8,460,084,314
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 31,018,601
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,460,084,314
Number of Portfolio Holdings...
108
Net Investment Advisory Fees...
$31,018,601
Portfolio Turnover Rate...
37%

C000012060
Shareholder Report [Line Items]
Fund Name	iShares Dow Jones U.S. ETF
Trading Symbol	IYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Dow Jones U.S. ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dow Jones U.S. ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,178	$10,179	$10,180
Jun 16	$10,195	$10,199	$10,198
Jul 16	$10,587	$10,605	$10,594
Aug 16	$10,606	$10,633	$10,613
Sep 16	$10,614	$10,653	$10,624
Oct 16	$10,400	$10,419	$10,410
Nov 16	$10,825	$10,882	$10,838
Dec 16	$11,029	$11,094	$11,044
Jan 17	$11,252	$11,309	$11,270
Feb 17	$11,679	$11,726	$11,700
Mar 17	$11,685	$11,736	$11,707
Apr 17	$11,804	$11,858	$11,827
May 17	$11,943	$11,979	$11,969
Jun 17	$12,032	$12,089	$12,061
Jul 17	$12,262	$12,317	$12,294
Aug 17	$12,292	$12,340	$12,325
Sep 17	$12,562	$12,641	$12,598
Oct 17	$12,842	$12,915	$12,881
Nov 17	$13,231	$13,307	$13,275
Dec 17	$13,371	$13,441	$13,418
Jan 18	$14,099	$14,154	$14,152
Feb 18	$13,573	$13,630	$13,626
Mar 18	$13,278	$13,360	$13,331
Apr 18	$13,316	$13,408	$13,372
May 18	$13,662	$13,786	$13,722
Jun 18	$13,748	$13,877	$13,811
Jul 18	$14,225	$14,342	$14,294
Aug 18	$14,700	$14,840	$14,774
Sep 18	$14,749	$14,864	$14,826
Oct 18	$13,690	$13,763	$13,761
Nov 18	$13,970	$14,038	$14,043
Dec 18	$12,687	$12,729	$12,750
Jan 19	$13,758	$13,825	$13,830
Feb 19	$14,224	$14,311	$14,302
Mar 19	$14,454	$14,517	$14,535
Apr 19	$15,033	$15,095	$15,121
May 19	$14,069	$14,120	$14,150
Jun 19	$15,048	$15,110	$15,140
Jul 19	$15,272	$15,332	$15,367
Aug 19	$14,980	$15,023	$15,076
Sep 19	$15,248	$15,282	$15,347
Oct 19	$15,566	$15,606	$15,671
Nov 19	$16,147	$16,197	$16,259
Dec 19	$16,604	$16,663	$16,722
Jan 20	$16,606	$16,642	$16,727
Feb 20	$15,241	$15,280	$15,354
Mar 20	$13,201	$13,170	$13,301
Apr 20	$14,938	$14,916	$15,054
May 20	$15,722	$15,717	$15,847
Jun 20	$16,067	$16,079	$16,198
Jul 20	$16,986	$16,988	$17,126
Aug 20	$18,220	$18,208	$18,374
Sep 20	$17,547	$17,538	$17,699
Oct 20	$17,134	$17,165	$17,283
Nov 20	$19,150	$19,263	$19,321
Dec 20	$19,950	$20,127	$20,133
Jan 21	$19,798	$20,062	$19,983
Feb 21	$20,388	$20,704	$20,580
Mar 21	$21,150	$21,425	$21,354
Apr 21	$22,285	$22,525	$22,503
May 21	$22,382	$22,627	$22,604
Jun 21	$22,941	$23,201	$23,172
Jul 21	$23,433	$23,600	$23,675
Aug 21	$24,107	$24,275	$24,360
Sep 21	$22,984	$23,173	$23,229
Oct 21	$24,562	$24,730	$24,828
Nov 21	$24,236	$24,365	$24,502
Dec 21	$25,189	$25,291	$25,468
Jan 22	$23,723	$23,772	$23,989
Feb 22	$23,079	$23,175	$23,342
Mar 22	$23,850	$23,926	$24,125
Apr 22	$21,703	$21,768	$21,956
May 22	$21,655	$21,724	$21,911
Jun 22	$19,845	$19,897	$20,083
Jul 22	$21,690	$21,764	$21,953
Aug 22	$20,848	$20,942	$21,104
Sep 22	$18,912	$18,989	$19,147
Oct 22	$20,420	$20,539	$20,677
Nov 22	$21,528	$21,623	$21,803
Dec 22	$20,266	$20,352	$20,527
Jan 23	$21,634	$21,771	$21,917
Feb 23	$21,124	$21,267	$21,402
Mar 23	$21,776	$21,826	$22,066
Apr 23	$22,029	$22,045	$22,325
May 23	$22,133	$22,141	$22,434
Jun 23	$23,632	$23,658	$23,958
Jul 23	$24,449	$24,510	$24,790
Aug 23	$24,008	$24,030	$24,345
Sep 23	$22,872	$22,880	$23,196
Oct 23	$22,299	$22,264	$22,618
Nov 23	$24,392	$24,353	$24,739
Dec 23	$25,605	$25,656	$25,972
Jan 24	$25,951	$25,939	$26,328
Feb 24	$27,362	$27,349	$27,764
Mar 24	$28,245	$28,233	$28,665
Apr 24	$27,024	$26,988	$27,430
May 24	$28,299	$28,269	$28,729
Jun 24	$29,232	$29,147	$29,681
Jul 24	$29,661	$29,683	$30,121
Aug 24	$30,333	$30,319	$30,809
Sep 24	$30,967	$30,943	$31,458
Oct 24	$30,742	$30,722	$31,236
Nov 24	$32,717	$32,769	$33,248
Dec 24	$31,801	$31,781	$32,322
Jan 25	$32,784	$32,755	$33,327
Feb 25	$32,219	$32,136	$32,759
Mar 25	$30,328	$30,233	$30,840
Apr 25	$30,136	$30,026	$30,650
May 25	$32,070	$31,949	$32,623
Jun 25	$33,705	$33,586	$34,292
Jul 25	$34,476	$34,352	$35,083
Aug 25	$35,194	$35,132	$35,817
Sep 25	$36,407	$36,345	$37,058
Oct 25	$37,216	$37,145	$37,888
Nov 25	$37,254	$37,203	$37,932
Dec 25	$37,248	$37,201	$37,933
Jan 26	$37,767	$37,781	$38,469
Feb 26	$37,540	$37,574	$38,242
Mar 26	$35,678	$35,719	$36,350
Apr 26	$39,363	$39,443	$40,112

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date		Apr. 30, 2025
AssetsNet	$ 2,858,065,699
Holdings Count | Holding	965
Advisory Fees Paid, Amount	$ 5,233,017
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,858,065,699
Number of Portfolio Holdings...
965
Net Investment Advisory Fees...
$5,233,017
Portfolio Turnover Rate...
3%

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000038163
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI KLD 400 ETF
Trading Symbol	DSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG MSCI KLD 400 ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI KLD 400 ETF	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI KLD 400 Social Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,167	$10,183	$10,172
Jun 16	$10,148	$10,209	$10,158
Jul 16	$10,556	$10,597	$10,571
Aug 16	$10,620	$10,613	$10,637
Sep 16	$10,602	$10,624	$10,624
Oct 16	$10,333	$10,423	$10,360
Nov 16	$10,728	$10,799	$10,761
Dec 16	$10,882	$11,001	$10,920
Jan 17	$11,137	$11,229	$11,181
Feb 17	$11,487	$11,670	$11,537
Mar 17	$11,516	$11,687	$11,571
Apr 17	$11,683	$11,813	$11,743
May 17	$11,837	$11,974	$11,905
Jun 17	$11,882	$12,049	$11,954
Jul 17	$12,156	$12,295	$12,236
Aug 17	$12,133	$12,335	$12,217
Sep 17	$12,415	$12,586	$12,508
Oct 17	$12,715	$12,875	$12,815
Nov 17	$13,022	$13,267	$13,132
Dec 17	$13,163	$13,410	$13,280
Jan 18	$13,964	$14,180	$14,095
Feb 18	$13,419	$13,660	$13,549
Mar 18	$13,137	$13,326	$13,268
Apr 18	$13,200	$13,380	$13,336
May 18	$13,548	$13,706	$13,691
Jun 18	$13,631	$13,799	$13,777
Jul 18	$14,089	$14,295	$14,244
Aug 18	$14,432	$14,768	$14,594
Sep 18	$14,473	$14,835	$14,638
Oct 18	$13,360	$13,806	$13,513
Nov 18	$13,811	$14,074	$13,978
Dec 18	$12,662	$12,807	$12,815
Jan 19	$13,697	$13,860	$13,868
Feb 19	$14,169	$14,324	$14,349
Mar 19	$14,427	$14,589	$14,613
Apr 19	$15,009	$15,174	$15,206
May 19	$14,061	$14,214	$14,246
Jun 19	$15,008	$15,213	$15,211
Jul 19	$15,305	$15,448	$15,517
Aug 19	$15,039	$15,179	$15,250
Sep 19	$15,273	$15,449	$15,489
Oct 19	$15,585	$15,785	$15,810
Nov 19	$16,153	$16,379	$16,390
Dec 19	$16,621	$16,859	$16,868
Jan 20	$16,699	$16,892	$16,951
Feb 20	$15,452	$15,515	$15,688
Mar 20	$13,560	$13,547	$13,771
Apr 20	$15,301	$15,329	$15,541
May 20	$16,128	$16,126	$16,385
Jun 20	$16,477	$16,494	$16,742
Jul 20	$17,242	$17,473	$17,523
Aug 20	$18,638	$18,785	$18,946
Sep 20	$17,922	$18,084	$18,221
Oct 20	$17,472	$17,614	$17,768
Nov 20	$19,400	$19,652	$19,733
Dec 20	$20,080	$20,462	$20,430
Jan 21	$19,891	$20,272	$20,242
Feb 21	$20,599	$20,802	$20,964
Mar 21	$21,482	$21,584	$21,869
Apr 21	$22,598	$22,759	$23,011
May 21	$22,775	$22,868	$23,196
Jun 21	$23,373	$23,505	$23,811
Jul 21	$24,008	$24,061	$24,463
Aug 21	$24,728	$24,771	$25,201
Sep 21	$23,547	$23,601	$24,002
Oct 21	$25,735	$25,247	$26,239
Nov 21	$25,359	$24,993	$25,860
Dec 21	$26,365	$25,981	$26,892
Jan 22	$24,678	$24,510	$25,177
Feb 22	$23,858	$23,792	$24,345
Mar 22	$24,628	$24,628	$25,136
Apr 22	$22,382	$22,396	$22,848
May 22	$22,232	$22,347	$22,699
Jun 22	$20,511	$20,497	$20,946
Jul 22	$22,288	$22,409	$22,764
Aug 22	$21,206	$21,531	$21,664
Sep 22	$19,169	$19,534	$19,586
Oct 22	$20,561	$21,085	$21,012
Nov 22	$22,013	$22,232	$22,502
Dec 22	$20,653	$20,925	$21,117
Jan 23	$22,116	$22,301	$22,617
Feb 23	$21,648	$21,769	$22,143
Mar 23	$22,531	$22,542	$23,051
Apr 23	$22,612	$22,828	$23,138
May 23	$22,881	$22,977	$23,419
Jun 23	$24,357	$24,509	$24,935
Jul 23	$25,237	$25,353	$25,842
Aug 23	$24,909	$24,925	$25,512
Sep 23	$23,639	$23,757	$24,216
Oct 23	$22,980	$23,210	$23,542
Nov 23	$25,297	$25,398	$25,896
Dec 23	$26,530	$26,595	$27,162
Jan 24	$27,033	$27,009	$27,684
Feb 24	$28,434	$28,459	$29,124
Mar 24	$29,489	$29,364	$30,211
Apr 24	$28,109	$28,152	$28,804
May 24	$29,404	$29,496	$30,137
Jun 24	$30,420	$30,551	$31,186
Jul 24	$30,644	$30,935	$31,422
Aug 24	$31,117	$31,681	$31,913
Sep 24	$31,972	$32,362	$32,797
Oct 24	$31,679	$32,123	$32,504
Nov 24	$33,571	$34,134	$34,452
Dec 24	$32,495	$33,265	$33,354
Jan 25	$33,020	$34,278	$33,899
Feb 25	$32,159	$33,738	$33,020
Mar 25	$30,235	$31,764	$31,052
Apr 25	$30,134	$31,601	$30,955
May 25	$32,780	$33,641	$33,683
Jun 25	$34,404	$35,372	$35,358
Jul 25	$35,465	$36,181	$36,457
Aug 25	$35,925	$36,892	$36,937
Sep 25	$37,393	$38,246	$38,455
Oct 25	$38,493	$39,154	$39,594
Nov 25	$38,015	$39,166	$39,109
Dec 25	$38,321	$39,170	$39,434
Jan 26	$38,921	$39,676	$40,059
Feb 26	$38,215	$39,327	$39,339
Mar 26	$36,150	$37,400	$37,221
Apr 26	$40,533	$41,325	$41,744

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 5,094,970,575
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 12,146,647
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,094,970,575
Number of Portfolio Holdings...
403
Net Investment Advisory Fees...
$12,146,647
Portfolio Turnover Rate...
3%

C000012199
Shareholder Report [Line Items]
Fund Name	iShares ESG Optimized MSCI USA ETF
Trading Symbol	SUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Optimized MSCI USA ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA ETF	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Extended ESG Select Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,223	$10,183	$10,228
Jun 16	$10,219	$10,209	$10,231
Jul 16	$10,626	$10,597	$10,642
Aug 16	$10,752	$10,613	$10,772
Sep 16	$10,757	$10,624	$10,781
Oct 16	$10,442	$10,423	$10,470
Nov 16	$10,762	$10,799	$10,795
Dec 16	$10,931	$11,001	$10,970
Jan 17	$11,121	$11,229	$11,165
Feb 17	$11,633	$11,670	$11,685
Mar 17	$11,716	$11,687	$11,773
Apr 17	$11,892	$11,813	$11,955
May 17	$12,158	$11,974	$12,228
Jun 17	$12,225	$12,049	$12,301
Jul 17	$12,364	$12,295	$12,446
Aug 17	$12,424	$12,335	$12,511
Sep 17	$12,563	$12,586	$12,657
Oct 17	$12,949	$12,875	$13,051
Nov 17	$13,238	$13,267	$13,349
Dec 17	$13,392	$13,410	$13,510
Jan 18	$14,136	$14,180	$14,269
Feb 18	$13,663	$13,660	$13,796
Mar 18	$13,383	$13,326	$13,519
Apr 18	$13,410	$13,380	$13,549
May 18	$13,553	$13,706	$13,695
Jun 18	$13,694	$13,799	$13,840
Jul 18	$14,131	$14,295	$14,287
Aug 18	$14,468	$14,768	$14,631
Sep 18	$14,585	$14,835	$14,752
Oct 18	$13,519	$13,806	$13,675
Nov 18	$13,933	$14,074	$14,097
Dec 18	$12,648	$12,807	$12,797
Jan 19	$13,645	$13,860	$13,811
Feb 19	$14,236	$14,324	$14,413
Mar 19	$14,555	$14,589	$14,738
Apr 19	$15,029	$15,174	$15,222
May 19	$13,973	$14,214	$14,154
Jun 19	$15,055	$15,213	$15,255
Jul 19	$15,317	$15,448	$15,524
Aug 19	$14,961	$15,179	$15,168
Sep 19	$15,341	$15,449	$15,557
Oct 19	$15,623	$15,785	$15,845
Nov 19	$16,206	$16,379	$16,441
Dec 19	$16,718	$16,859	$16,964
Jan 20	$16,745	$16,892	$16,995
Feb 20	$15,482	$15,515	$15,716
Mar 20	$13,744	$13,547	$13,955
Apr 20	$15,444	$15,329	$15,683
May 20	$16,335	$16,126	$16,592
Jun 20	$16,803	$16,494	$17,071
Jul 20	$17,813	$17,473	$18,101
Aug 20	$19,236	$18,785	$19,552
Sep 20	$18,542	$18,084	$18,851
Oct 20	$18,208	$17,614	$18,516
Nov 20	$20,119	$19,652	$20,464
Dec 20	$20,837	$20,462	$21,198
Jan 21	$20,745	$20,272	$21,109
Feb 21	$21,264	$20,802	$21,641
Mar 21	$22,252	$21,584	$22,650
Apr 21	$23,365	$22,759	$23,789
May 21	$23,601	$22,868	$24,036
Jun 21	$24,278	$23,505	$24,730
Jul 21	$24,969	$24,061	$25,439
Aug 21	$25,788	$24,771	$26,280
Sep 21	$24,458	$23,601	$24,930
Oct 21	$26,340	$25,247	$26,855
Nov 21	$25,978	$24,993	$26,490
Dec 21	$27,152	$25,981	$27,693
Jan 22	$25,244	$24,510	$25,752
Feb 22	$24,141	$23,792	$24,630
Mar 22	$24,814	$24,628	$25,321
Apr 22	$22,717	$22,396	$23,186
May 22	$22,686	$22,347	$23,160
Jun 22	$20,750	$20,497	$21,188
Jul 22	$22,734	$22,409	$23,218
Aug 22	$21,761	$21,531	$22,228
Sep 22	$19,612	$19,534	$20,036
Oct 22	$21,330	$21,085	$21,797
Nov 22	$22,692	$22,232	$23,195
Dec 22	$21,366	$20,925	$21,843
Jan 23	$22,738	$22,301	$23,251
Feb 23	$22,206	$21,769	$22,711
Mar 23	$22,880	$22,542	$23,405
Apr 23	$23,013	$22,828	$23,545
May 23	$22,920	$22,977	$23,454
Jun 23	$24,471	$24,509	$25,048
Jul 23	$25,349	$25,353	$25,952
Aug 23	$24,933	$24,925	$25,531
Sep 23	$23,593	$23,757	$24,163
Oct 23	$22,770	$23,210	$23,326
Nov 23	$25,141	$25,398	$25,742
Dec 23	$26,466	$26,595	$27,104
Jan 24	$26,663	$27,009	$27,311
Feb 24	$27,925	$28,459	$28,610
Mar 24	$28,859	$29,364	$29,573
Apr 24	$27,594	$28,152	$28,282
May 24	$28,827	$29,496	$29,553
Jun 24	$29,725	$30,551	$30,480
Jul 24	$30,399	$30,935	$31,179
Aug 24	$31,315	$31,681	$32,126
Sep 24	$31,967	$32,362	$32,802
Oct 24	$31,387	$32,123	$32,213
Nov 24	$33,379	$34,134	$34,266
Dec 24	$32,397	$33,265	$33,264
Jan 25	$33,177	$34,278	$34,072
Feb 25	$32,573	$33,738	$33,458
Mar 25	$30,666	$31,764	$31,505
Apr 25	$30,686	$31,601	$31,533
May 25	$32,623	$33,641	$33,531
Jun 25	$33,959	$35,372	$34,911
Jul 25	$34,405	$36,181	$35,376
Aug 25	$35,249	$36,892	$36,252
Sep 25	$36,427	$38,246	$37,472
Oct 25	$37,429	$39,154	$38,524
Nov 25	$37,511	$39,166	$38,633
Dec 25	$37,490	$39,170	$38,620
Jan 26	$37,983	$39,676	$39,136
Feb 26	$37,666	$39,327	$38,816
Mar 26	$35,642	$37,400	$36,738
Apr 26	$39,372	$41,325	$40,590

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 3,824,761,465
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 9,037,119
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,824,761,465
Number of Portfolio Holdings...
172
Net Investment Advisory Fees...
$9,037,119
Portfolio Turnover Rate...
25%

C000012048
Shareholder Report [Line Items]
Fund Name	iShares U.S. Basic Materials ETF
Trading Symbol	IYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Basic Materials ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Basic Materials ETF	$45	0.37%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,888	$10,179	$9,892
Jun 16	$9,812	$10,200	$9,820
Jul 16	$10,368	$10,605	$10,382
Aug 16	$10,350	$10,632	$10,368
Sep 16	$10,254	$10,648	$10,275
Oct 16	$10,060	$10,418	$10,085
Nov 16	$10,891	$10,884	$10,922
Dec 16	$10,844	$11,097	$10,879
Jan 17	$11,324	$11,305	$11,366
Feb 17	$11,538	$11,726	$11,583
Mar 17	$11,651	$11,734	$11,701
Apr 17	$11,688	$11,858	$11,742
May 17	$11,563	$11,980	$11,621
Jun 17	$11,749	$12,088	$11,812
Jul 17	$12,030	$12,316	$12,100
Aug 17	$12,168	$12,339	$12,243
Sep 17	$12,660	$12,640	$12,722
Oct 17	$13,126	$12,916	$13,196
Nov 17	$13,225	$13,308	$13,301
Dec 17	$13,528	$13,441	$13,609
Jan 18	$14,058	$14,150	$14,150
Feb 18	$13,338	$13,628	$13,428
Mar 18	$12,765	$13,355	$12,857
Apr 18	$12,944	$13,406	$13,041
May 18	$13,248	$13,784	$13,352
Jun 18	$13,210	$13,874	$13,317
Jul 18	$13,655	$14,335	$13,771
Aug 18	$13,536	$14,838	$13,654
Sep 18	$13,186	$14,862	$13,305
Oct 18	$11,870	$13,768	$11,981
Nov 18	$12,149	$14,044	$12,266
Dec 18	$11,297	$12,737	$11,408
Jan 19	$11,965	$13,830	$12,089
Feb 19	$12,374	$14,316	$12,506
Mar 19	$12,346	$14,526	$12,482
Apr 19	$12,699	$15,106	$12,845
May 19	$11,459	$14,128	$11,594
Jun 19	$12,902	$15,120	$13,061
Jul 19	$12,732	$15,345	$12,893
Aug 19	$12,168	$15,032	$12,326
Sep 19	$12,598	$15,296	$12,766
Oct 19	$12,592	$15,625	$12,765
Nov 19	$13,029	$16,219	$13,207
Dec 19	$13,471	$16,688	$13,663
Jan 20	$12,465	$16,669	$12,645
Feb 20	$11,397	$15,305	$11,567
Mar 20	$9,562	$13,200	$9,709
Apr 20	$11,227	$14,948	$11,405
May 20	$12,092	$15,748	$12,283
Jun 20	$12,383	$16,108	$12,583
Jul 20	$13,306	$17,022	$13,526
Aug 20	$13,883	$18,255	$14,112
Sep 20	$13,751	$17,591	$13,984
Oct 20	$13,542	$17,211	$13,776
Nov 20	$15,392	$19,305	$15,670
Dec 20	$15,873	$20,173	$16,166
Jan 21	$15,552	$20,084	$15,843
Feb 21	$16,216	$20,711	$16,514
Mar 21	$17,627	$21,454	$17,959
Apr 21	$18,391	$22,560	$18,743
May 21	$19,507	$22,663	$19,890
Jun 21	$18,374	$23,222	$18,739
Jul 21	$18,736	$23,614	$19,114
Aug 21	$18,753	$24,288	$19,137
Sep 21	$17,608	$23,198	$17,976
Oct 21	$18,898	$24,767	$19,299
Nov 21	$18,503	$24,390	$18,900
Dec 21	$19,924	$25,350	$20,359
Jan 22	$18,632	$23,859	$19,046
Feb 22	$19,451	$23,258	$19,891
Mar 22	$21,291	$24,012	$21,771
Apr 22	$20,070	$21,857	$20,539
May 22	$20,202	$21,828	$20,681
Jun 22	$16,891	$20,002	$17,295
Jul 22	$17,846	$21,878	$18,278
Aug 22	$17,282	$21,062	$17,709
Sep 22	$15,604	$19,109	$15,992
Oct 22	$17,109	$20,676	$17,542
Nov 22	$19,101	$21,755	$19,590
Dec 22	$18,117	$20,481	$18,587
Jan 23	$20,174	$21,892	$20,707
Feb 23	$19,623	$21,380	$20,147
Mar 23	$19,318	$21,952	$19,841
Apr 23	$19,052	$22,186	$19,572
May 23	$17,591	$22,272	$18,077
Jun 23	$19,462	$23,793	$20,007
Jul 23	$20,272	$24,646	$20,848
Aug 23	$19,561	$24,170	$20,123
Sep 23	$18,575	$23,019	$19,115
Oct 23	$17,992	$22,408	$18,521
Nov 23	$19,393	$24,498	$19,971
Dec 23	$20,423	$25,797	$21,038
Jan 24	$19,705	$26,083	$20,306
Feb 24	$20,492	$27,495	$21,122
Mar 24	$21,922	$28,382	$22,603
Apr 24	$20,930	$27,133	$21,587
May 24	$21,668	$28,415	$22,355
Jun 24	$20,867	$29,295	$21,535
Jul 24	$21,514	$29,839	$22,210
Aug 24	$21,792	$30,489	$22,504
Sep 24	$22,443	$31,120	$23,184
Oct 24	$21,757	$30,891	$22,483
Nov 24	$22,091	$32,946	$22,835
Dec 24	$19,498	$31,939	$20,160
Jan 25	$20,679	$32,947	$21,389
Feb 25	$20,782	$32,316	$21,502
Mar 25	$20,313	$30,431	$21,023
Apr 25	$19,710	$30,227	$20,405
May 25	$20,289	$32,143	$21,009
Jun 25	$21,165	$33,776	$21,929
Jul 25	$21,261	$34,520	$22,035
Aug 25	$22,549	$35,318	$23,378
Sep 25	$22,508	$36,537	$23,344
Oct 25	$21,631	$37,320	$22,442
Nov 25	$22,706	$37,423	$23,564
Dec 25	$23,477	$37,415	$24,375
Jan 26	$25,971	$37,996	$26,972
Feb 26	$28,799	$37,815	$29,919
Mar 26	$26,926	$35,935	$27,980
Apr 26	$27,766	$39,601	$28,862

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,533,414,832
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,922,477
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,533,414,832
Number of Portfolio Holdings...
41
Net Investment Advisory Fees...
$2,922,477
Portfolio Turnover Rate...
18%

C000012050
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Discretionary ETF
Trading Symbol	IYC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Consumer Discretionary ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Discretionary ETF	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,035	$10,179	$10,041
Jun 16	$9,975	$10,200	$9,983
Jul 16	$10,367	$10,605	$10,374
Aug 16	$10,235	$10,632	$10,246
Sep 16	$10,242	$10,648	$10,256
Oct 16	$10,012	$10,418	$10,029
Nov 16	$10,514	$10,884	$10,537
Dec 16	$10,550	$11,097	$10,579
Jan 17	$10,878	$11,305	$10,914
Feb 17	$11,128	$11,726	$11,168
Mar 17	$11,268	$11,734	$11,314
Apr 17	$11,571	$11,858	$11,623
May 17	$11,729	$11,980	$11,782
Jun 17	$11,523	$12,088	$11,578
Jul 17	$11,721	$12,316	$11,782
Aug 17	$11,477	$12,339	$11,539
Sep 17	$11,560	$12,640	$11,625
Oct 17	$11,632	$12,916	$11,701
Nov 17	$12,340	$13,308	$12,415
Dec 17	$12,648	$13,441	$12,733
Jan 18	$13,781	$14,150	$13,880
Feb 18	$13,209	$13,628	$13,295
Mar 18	$12,888	$13,355	$12,978
Apr 18	$13,116	$13,406	$13,212
May 18	$13,271	$13,784	$13,375
Jun 18	$13,729	$13,874	$13,843
Jul 18	$14,067	$14,335	$14,192
Aug 18	$14,890	$14,838	$15,021
Sep 18	$15,035	$14,862	$15,182
Oct 18	$13,829	$13,768	$13,935
Nov 18	$14,174	$14,044	$14,296
Dec 18	$12,875	$12,737	$12,996
Jan 19	$14,021	$13,830	$14,161
Feb 19	$14,236	$14,316	$14,378
Mar 19	$14,579	$14,526	$14,736
Apr 19	$15,488	$15,106	$15,691
May 19	$14,557	$14,128	$14,747
Jun 19	$15,562	$15,120	$15,780
Jul 19	$15,710	$15,345	$15,936
Aug 19	$15,614	$15,032	$15,844
Sep 19	$15,578	$15,296	$15,812
Oct 19	$15,748	$15,625	$15,991
Nov 19	$16,156	$16,219	$16,410
Dec 19	$16,410	$16,688	$16,674
Jan 20	$16,275	$16,669	$16,543
Feb 20	$14,970	$15,305	$15,221
Mar 20	$12,762	$13,200	$12,986
Apr 20	$14,746	$14,948	$15,009
May 20	$15,696	$15,748	$15,980
Jun 20	$15,799	$16,108	$16,090
Jul 20	$16,891	$17,022	$17,209
Aug 20	$18,384	$18,255	$18,736
Sep 20	$18,041	$17,591	$18,394
Oct 20	$17,538	$17,211	$17,886
Nov 20	$19,780	$19,305	$20,181
Dec 20	$20,426	$20,173	$20,848
Jan 21	$19,995	$20,084	$20,413
Feb 21	$20,942	$20,711	$21,388
Mar 21	$21,692	$21,454	$22,163
Apr 21	$22,632	$22,560	$23,131
May 21	$22,237	$22,663	$22,733
Jun 21	$22,537	$23,222	$23,047
Jul 21	$22,677	$23,614	$23,198
Aug 21	$23,153	$24,288	$23,694
Sep 21	$22,494	$23,198	$23,027
Oct 21	$24,399	$24,767	$24,986
Nov 21	$24,099	$24,390	$24,687
Dec 21	$24,435	$25,350	$25,038
Jan 22	$22,086	$23,859	$22,638
Feb 22	$21,423	$23,258	$21,965
Mar 22	$21,847	$24,012	$22,404
Apr 22	$19,427	$21,857	$19,928
May 22	$18,523	$21,828	$19,006
Jun 22	$16,558	$20,002	$16,994
Jul 22	$19,105	$21,878	$19,613
Aug 22	$18,561	$21,062	$19,061
Sep 22	$16,998	$19,109	$17,461
Oct 22	$17,906	$20,676	$18,401
Nov 22	$18,485	$21,755	$19,002
Dec 22	$16,670	$20,481	$17,139
Jan 23	$19,040	$21,892	$19,582
Feb 23	$18,525	$21,380	$19,056
Mar 23	$18,975	$21,952	$19,523
Apr 23	$18,892	$22,186	$19,442
May 23	$18,936	$22,272	$19,492
Jun 23	$20,887	$23,793	$21,508
Jul 23	$21,454	$24,646	$22,096
Aug 23	$20,844	$24,170	$21,473
Sep 23	$19,718	$23,019	$20,318
Oct 23	$19,022	$22,408	$19,607
Nov 23	$20,992	$24,498	$21,645
Dec 23	$22,355	$25,797	$23,057
Jan 24	$22,066	$26,083	$22,767
Feb 24	$23,881	$27,495	$24,648
Mar 24	$24,228	$28,382	$25,012
Apr 24	$22,939	$27,133	$23,688
May 24	$23,424	$28,415	$24,197
Jun 24	$24,030	$29,295	$24,830
Jul 24	$24,308	$29,839	$25,125
Aug 24	$24,766	$30,489	$25,606
Sep 24	$26,073	$31,120	$26,965
Oct 24	$25,829	$30,891	$26,721
Nov 24	$28,919	$32,946	$29,924
Dec 24	$28,523	$31,939	$29,512
Jan 25	$29,819	$32,947	$30,862
Feb 25	$28,594	$32,316	$29,604
Mar 25	$26,252	$30,431	$27,186
Apr 25	$26,622	$30,227	$27,579
May 25	$28,725	$32,143	$29,767
Jun 25	$29,628	$33,776	$30,713
Jul 25	$29,724	$34,520	$30,821
Aug 25	$30,761	$35,318	$31,899
Sep 25	$31,206	$36,537	$32,369
Oct 25	$30,722	$37,320	$31,877
Nov 25	$30,595	$37,423	$31,753
Dec 25	$30,737	$37,415	$31,911
Jan 26	$30,963	$37,996	$32,155
Feb 26	$30,777	$37,815	$31,969
Mar 26	$28,943	$35,935	$30,074
Apr 26	$30,702	$39,601	$31,911

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,198,084,432
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 5,663,380
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,198,084,432
Number of Portfolio Holdings...
170
Net Investment Advisory Fees...
$5,663,380
Portfolio Turnover Rate...
21%

C000012194
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Staples ETF
Trading Symbol	IYK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Consumer Staples ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Staples ETF	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,042	$10,179	$10,045
Jun 16	$10,354	$10,200	$10,362
Jul 16	$10,500	$10,605	$10,510
Aug 16	$10,468	$10,632	$10,481
Sep 16	$10,290	$10,648	$10,305
Oct 16	$10,121	$10,418	$10,139
Nov 16	$9,826	$10,884	$9,846
Dec 16	$10,088	$11,097	$10,114
Jan 17	$10,374	$11,305	$10,403
Feb 17	$10,815	$11,726	$10,850
Mar 17	$10,874	$11,734	$10,914
Apr 17	$10,904	$11,858	$10,947
May 17	$11,210	$11,980	$11,260
Jun 17	$11,194	$12,088	$11,247
Jul 17	$11,208	$12,316	$11,264
Aug 17	$11,125	$12,339	$11,185
Sep 17	$11,154	$12,640	$11,217
Oct 17	$11,148	$12,916	$11,215
Nov 17	$11,530	$13,308	$11,604
Dec 17	$11,755	$13,441	$11,836
Jan 18	$11,974	$14,150	$12,061
Feb 18	$11,217	$13,628	$11,301
Mar 18	$11,079	$13,355	$11,165
Apr 18	$10,642	$13,406	$10,726
May 18	$10,676	$13,784	$10,764
Jun 18	$11,113	$13,874	$11,210
Jul 18	$11,290	$14,335	$11,394
Aug 18	$11,175	$14,838	$11,282
Sep 18	$11,246	$14,862	$11,357
Oct 18	$11,034	$13,768	$11,146
Nov 18	$11,159	$14,044	$11,276
Dec 18	$10,142	$12,737	$10,250
Jan 19	$10,880	$13,830	$11,001
Feb 19	$11,106	$14,316	$11,235
Mar 19	$11,429	$14,526	$11,566
Apr 19	$11,807	$15,106	$11,954
May 19	$11,021	$14,128	$11,160
Jun 19	$11,708	$15,120	$11,860
Jul 19	$11,970	$15,345	$12,130
Aug 19	$11,873	$15,032	$12,036
Sep 19	$12,252	$15,296	$12,423
Oct 19	$12,306	$15,625	$12,481
Nov 19	$12,513	$16,219	$12,696
Dec 19	$12,995	$16,688	$13,191
Jan 20	$13,111	$16,669	$13,313
Feb 20	$12,032	$15,305	$12,220
Mar 20	$10,617	$13,200	$10,787
Apr 20	$11,706	$14,948	$11,899
May 20	$12,236	$15,748	$12,441
Jun 20	$12,568	$16,108	$12,785
Jul 20	$13,649	$17,022	$13,891
Aug 20	$15,156	$18,255	$15,431
Sep 20	$14,782	$17,591	$15,057
Oct 20	$14,314	$17,211	$14,584
Nov 20	$16,143	$19,305	$16,455
Dec 20	$17,227	$20,173	$17,566
Jan 21	$17,108	$20,084	$17,451
Feb 21	$16,719	$20,711	$17,057
Mar 21	$17,615	$21,454	$17,979
Apr 21	$18,129	$22,560	$18,508
May 21	$18,084	$22,663	$18,467
Jun 21	$18,357	$23,222	$18,754
Jul 21	$18,608	$23,614	$19,017
Aug 21	$18,631	$24,288	$19,046
Sep 21	$18,011	$23,198	$18,420
Oct 21	$18,525	$24,767	$18,948
Nov 21	$18,133	$24,390	$18,554
Dec 21	$20,205	$25,350	$20,684
Jan 22	$20,353	$23,859	$20,846
Feb 22	$20,135	$23,258	$20,631
Mar 22	$20,281	$24,012	$20,781
Apr 22	$20,909	$21,857	$21,437
May 22	$20,541	$21,828	$21,067
Jun 22	$19,831	$20,002	$20,344
Jul 22	$20,224	$21,878	$20,753
Aug 22	$20,030	$21,062	$20,562
Sep 22	$18,419	$19,109	$18,914
Oct 22	$20,218	$20,676	$20,771
Nov 22	$21,350	$21,755	$21,941
Dec 22	$20,920	$20,481	$21,506
Jan 23	$20,448	$21,892	$21,027
Feb 23	$19,946	$21,380	$20,517
Mar 23	$20,657	$21,952	$21,256
Apr 23	$21,462	$22,186	$22,091
May 23	$20,202	$22,272	$20,802
Jun 23	$20,875	$23,793	$21,502
Jul 23	$21,291	$24,646	$21,938
Aug 23	$20,469	$24,170	$21,098
Sep 23	$19,628	$23,019	$20,239
Oct 23	$19,307	$22,408	$19,914
Nov 23	$20,036	$24,498	$20,673
Dec 23	$20,341	$25,797	$20,994
Jan 24	$20,523	$26,083	$21,189
Feb 24	$20,741	$27,495	$21,421
Mar 24	$21,617	$28,382	$22,333
Apr 24	$21,375	$27,133	$22,091
May 24	$21,377	$28,415	$22,100
Jun 24	$21,135	$29,295	$21,855
Jul 24	$21,843	$29,839	$22,595
Aug 24	$22,764	$30,489	$23,555
Sep 24	$22,856	$31,120	$23,657
Oct 24	$22,124	$30,891	$22,908
Nov 24	$22,965	$32,946	$23,786
Dec 24	$21,420	$31,939	$22,191
Jan 25	$21,657	$32,947	$22,444
Feb 25	$23,094	$32,316	$23,940
Mar 25	$23,465	$30,431	$24,334
Apr 25	$23,291	$30,227	$24,161
May 25	$23,512	$32,143	$24,398
Jun 25	$23,253	$33,776	$24,134
Jul 25	$22,578	$34,520	$23,441
Aug 25	$23,177	$35,318	$24,069
Sep 25	$22,702	$36,537	$23,585
Oct 25	$22,161	$37,320	$23,030
Nov 25	$23,045	$37,423	$23,956
Dec 25	$22,439	$37,415	$23,333
Jan 26	$23,954	$37,996	$24,915
Feb 26	$26,031	$37,815	$27,082
Mar 26	$23,594	$35,935	$24,555
Apr 26	$24,183	$39,601	$25,176

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,382,071,658
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,944,746
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,382,071,658
Number of Portfolio Holdings...
57
Net Investment Advisory Fees...
$4,944,746
Portfolio Turnover Rate...
8%

C000012051
Shareholder Report [Line Items]
Fund Name	iShares U.S. Energy ETF
Trading Symbol	IYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Energy ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Energy ETF	$47	0.37%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,881	$10,179	$9,887
Jun 16	$10,172	$10,200	$10,183
Jul 16	$9,965	$10,605	$9,977
Aug 16	$10,090	$10,632	$10,106
Sep 16	$10,415	$10,648	$10,433
Oct 16	$10,054	$10,418	$10,075
Nov 16	$10,956	$10,884	$10,988
Dec 16	$11,140	$11,097	$11,178
Jan 17	$10,767	$11,305	$10,807
Feb 17	$10,513	$11,726	$10,553
Mar 17	$10,397	$11,734	$10,441
Apr 17	$10,052	$11,858	$10,098
May 17	$9,675	$11,980	$9,720
Jun 17	$9,626	$12,088	$9,676
Jul 17	$9,857	$12,316	$9,910
Aug 17	$9,328	$12,339	$9,381
Sep 17	$10,267	$12,640	$10,332
Oct 17	$10,188	$12,916	$10,255
Nov 17	$10,391	$13,308	$10,464
Dec 17	$10,923	$13,441	$11,004
Jan 18	$11,279	$14,150	$11,367
Feb 18	$10,079	$13,628	$10,160
Mar 18	$10,286	$13,355	$10,371
Apr 18	$11,251	$13,406	$11,352
May 18	$11,637	$13,784	$11,746
Jun 18	$11,714	$13,874	$11,828
Jul 18	$11,857	$14,335	$11,975
Aug 18	$11,491	$14,838	$11,610
Sep 18	$11,795	$14,862	$11,921
Oct 18	$10,417	$13,768	$10,531
Nov 18	$10,161	$14,044	$10,276
Dec 18	$8,826	$12,737	$8,923
Jan 19	$9,834	$13,830	$9,950
Feb 19	$10,040	$14,316	$10,164
Mar 19	$10,275	$14,526	$10,402
Apr 19	$10,258	$15,106	$10,389
May 19	$9,091	$14,128	$9,205
Jun 19	$9,903	$15,120	$10,032
Jul 19	$9,687	$15,345	$9,817
Aug 19	$8,856	$15,032	$8,979
Sep 19	$9,208	$15,296	$9,339
Oct 19	$8,993	$15,625	$9,126
Nov 19	$9,124	$16,219	$9,259
Dec 19	$9,702	$16,688	$9,852
Jan 20	$8,609	$16,669	$8,742
Feb 20	$7,331	$15,305	$7,447
Mar 20	$4,714	$13,200	$4,791
Apr 20	$6,164	$14,948	$6,266
May 20	$6,268	$15,748	$6,378
Jun 20	$6,216	$16,108	$6,327
Jul 20	$5,940	$17,022	$6,041
Aug 20	$5,900	$18,255	$6,002
Sep 20	$5,036	$17,591	$5,127
Oct 20	$4,856	$17,211	$4,944
Nov 20	$6,185	$19,305	$6,298
Dec 20	$6,458	$20,173	$6,578
Jan 21	$6,707	$20,084	$6,834
Feb 21	$8,158	$20,711	$8,317
Mar 21	$8,396	$21,454	$8,563
Apr 21	$8,457	$22,560	$8,629
May 21	$8,950	$22,663	$9,138
Jun 21	$9,380	$23,222	$9,579
Jul 21	$8,609	$23,614	$8,796
Aug 21	$8,468	$24,288	$8,653
Sep 21	$9,210	$23,198	$9,417
Oct 21	$10,259	$24,767	$10,493
Nov 21	$9,773	$24,390	$10,000
Dec 21	$9,904	$25,350	$10,139
Jan 22	$11,527	$23,859	$11,800
Feb 22	$12,377	$23,258	$12,676
Mar 22	$13,560	$24,012	$13,891
Apr 22	$13,240	$21,857	$13,567
May 22	$15,238	$21,828	$15,622
Jun 22	$12,739	$20,002	$13,064
Jul 22	$14,150	$21,878	$14,516
Aug 22	$14,637	$21,062	$15,020
Sep 22	$13,295	$19,109	$13,648
Oct 22	$16,358	$20,676	$16,798
Nov 22	$16,601	$21,755	$17,054
Dec 22	$15,883	$20,481	$16,321
Jan 23	$16,264	$21,892	$16,719
Feb 23	$15,128	$21,380	$15,556
Mar 23	$15,079	$21,952	$15,511
Apr 23	$15,354	$22,186	$15,798
May 23	$13,920	$22,272	$14,327
Jun 23	$14,853	$23,793	$15,292
Jul 23	$16,017	$24,646	$16,497
Aug 23	$16,235	$24,170	$16,728
Sep 23	$16,552	$23,019	$17,058
Oct 23	$15,635	$22,408	$16,119
Nov 23	$15,511	$24,498	$15,996
Dec 23	$15,519	$25,797	$16,010
Jan 24	$15,356	$26,083	$15,847
Feb 24	$15,860	$27,495	$16,372
Mar 24	$17,479	$28,382	$18,049
Apr 24	$17,305	$27,133	$17,875
May 24	$17,373	$28,415	$17,952
Jun 24	$17,104	$29,295	$17,680
Jul 24	$17,451	$29,839	$18,044
Aug 24	$17,115	$30,489	$17,703
Sep 24	$16,629	$31,120	$17,206
Oct 24	$16,731	$30,891	$17,316
Nov 24	$18,110	$32,946	$18,750
Dec 24	$16,457	$31,939	$17,045
Jan 25	$16,800	$32,947	$17,406
Feb 25	$17,322	$32,316	$17,951
Mar 25	$17,924	$30,431	$18,582
Apr 25	$15,518	$30,227	$16,093
May 25	$15,798	$32,143	$16,388
Jun 25	$16,560	$33,776	$17,185
Jul 25	$16,971	$34,520	$17,617
Aug 25	$17,583	$35,318	$18,257
Sep 25	$17,546	$36,537	$18,225
Oct 25	$17,288	$37,320	$17,962
Nov 25	$17,772	$37,423	$18,471
Dec 25	$17,676	$37,415	$18,378
Jan 26	$20,064	$37,996	$20,866
Feb 26	$21,955	$37,815	$22,840
Mar 26	$24,207	$35,935	$25,192
Apr 26	$23,618	$39,601	$24,586

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,782,170,970
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,657,933
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,782,170,970
Number of Portfolio Holdings...
40
Net Investment Advisory Fees...
$4,657,933
Portfolio Turnover Rate...
8%

C000012052
Shareholder Report [Line Items]
Fund Name	iShares U.S. Financial Services ETF
Trading Symbol	IYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Financial Services ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financial Services ETF	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Financial Services Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,243	$10,179	$10,247
Jun 16	$9,481	$10,199	$9,488
Jul 16	$9,999	$10,605	$10,010
Aug 16	$10,608	$10,633	$10,625
Sep 16	$10,360	$10,653	$10,381
Oct 16	$10,630	$10,419	$10,656
Nov 16	$12,086	$10,882	$12,123
Dec 16	$12,581	$11,094	$12,624
Jan 17	$12,673	$11,309	$12,718
Feb 17	$13,343	$11,726	$13,397
Mar 17	$12,960	$11,736	$13,013
Apr 17	$12,874	$11,858	$12,931
May 17	$12,654	$11,979	$12,714
Jun 17	$13,508	$12,089	$13,578
Jul 17	$13,723	$12,317	$13,799
Aug 17	$13,525	$12,340	$13,604
Sep 17	$14,342	$12,641	$14,431
Oct 17	$14,782	$12,915	$14,881
Nov 17	$15,328	$13,307	$15,438
Dec 17	$15,653	$13,441	$15,771
Jan 18	$16,769	$14,154	$16,903
Feb 18	$16,465	$13,630	$16,602
Mar 18	$15,747	$13,360	$15,883
Apr 18	$15,775	$13,408	$15,918
May 18	$15,877	$13,786	$16,027
Jun 18	$15,660	$13,877	$15,812
Jul 18	$16,324	$14,342	$16,490
Aug 18	$16,672	$14,840	$16,848
Sep 18	$16,173	$14,864	$16,349
Oct 18	$15,261	$13,763	$15,431
Nov 18	$15,595	$14,038	$15,774
Dec 18	$13,706	$12,729	$13,864
Jan 19	$15,099	$13,825	$15,284
Feb 19	$15,685	$14,311	$15,884
Mar 19	$15,294	$14,517	$15,493
Apr 19	$16,678	$15,095	$16,903
May 19	$15,458	$14,120	$15,671
Jun 19	$16,494	$15,110	$16,727
Jul 19	$17,099	$15,332	$17,348
Aug 19	$16,333	$15,023	$16,577
Sep 19	$16,855	$15,282	$17,112
Oct 19	$17,435	$15,606	$17,708
Nov 19	$18,366	$16,197	$18,661
Dec 19	$18,869	$16,663	$19,178
Jan 20	$18,531	$16,642	$18,842
Feb 20	$16,436	$15,280	$16,717
Mar 20	$12,835	$13,170	$13,059
Apr 20	$14,433	$14,916	$14,691
May 20	$15,042	$15,717	$15,316
Jun 20	$14,992	$16,079	$15,273
Jul 20	$15,227	$16,988	$15,516
Aug 20	$16,123	$18,208	$16,430
Sep 20	$15,393	$17,538	$15,690
Oct 20	$15,080	$17,165	$15,376
Nov 20	$17,753	$19,263	$18,102
Dec 20	$19,036	$20,127	$19,418
Jan 21	$18,458	$20,062	$18,832
Feb 21	$20,798	$20,704	$21,227
Mar 21	$21,773	$21,425	$22,231
Apr 21	$23,259	$22,525	$23,756
May 21	$23,973	$22,627	$24,492
Jun 21	$23,619	$23,201	$24,138
Jul 21	$23,769	$23,600	$24,301
Aug 21	$24,414	$24,275	$24,968
Sep 21	$24,090	$23,173	$24,644
Oct 21	$25,570	$24,730	$26,166
Nov 21	$24,064	$24,365	$24,633
Dec 21	$24,814	$25,291	$25,409
Jan 22	$24,807	$23,772	$25,410
Feb 22	$24,056	$23,175	$24,647
Mar 22	$23,273	$23,926	$23,851
Apr 22	$21,033	$21,768	$21,562
May 22	$21,759	$21,724	$22,314
Jun 22	$19,210	$19,897	$19,706
Jul 22	$20,957	$21,764	$21,506
Aug 22	$20,363	$20,942	$20,903
Sep 22	$18,413	$18,989	$18,907
Oct 22	$20,724	$20,539	$21,287
Nov 22	$22,092	$21,623	$22,699
Dec 22	$20,662	$20,352	$21,236
Jan 23	$22,701	$21,771	$23,342
Feb 23	$22,121	$21,267	$22,753
Mar 23	$19,941	$21,826	$20,517
Apr 23	$20,342	$22,045	$20,935
May 23	$19,610	$22,141	$20,189
Jun 23	$20,933	$23,658	$21,559
Jul 23	$22,321	$24,510	$22,996
Aug 23	$21,407	$24,030	$22,061
Sep 23	$20,594	$22,880	$21,232
Oct 23	$19,854	$22,264	$20,477
Nov 23	$22,286	$24,353	$22,994
Dec 23	$23,960	$25,656	$24,728
Jan 24	$24,431	$25,939	$25,225
Feb 24	$25,565	$27,349	$26,404
Mar 24	$26,733	$28,233	$27,623
Apr 24	$25,582	$26,988	$26,441
May 24	$26,487	$28,269	$27,387
Jun 24	$26,341	$29,147	$27,245
Jul 24	$28,090	$29,683	$29,056
Aug 24	$29,006	$30,319	$30,011
Sep 24	$28,796	$30,943	$29,804
Oct 24	$29,879	$30,722	$30,937
Nov 24	$33,356	$32,769	$34,545
Dec 24	$31,614	$31,781	$32,752
Jan 25	$34,038	$32,755	$35,278
Feb 25	$34,007	$32,136	$35,259
Mar 25	$32,049	$30,233	$33,237
Apr 25	$31,702	$30,026	$32,887
May 25	$33,444	$31,949	$34,707
Jun 25	$35,019	$33,586	$36,356
Jul 25	$35,588	$34,352	$36,959
Aug 25	$36,690	$35,132	$38,110
Sep 25	$36,767	$36,345	$38,200
Oct 25	$36,122	$37,145	$37,545
Nov 25	$36,709	$37,203	$38,160
Dec 25	$37,941	$37,201	$39,453
Jan 26	$37,126	$37,781	$38,616
Feb 26	$35,360	$37,574	$36,780
Mar 26	$34,172	$35,719	$35,553
Apr 26	$36,331	$39,443	$37,814

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,012,056,925
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,063,022
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,012,056,925
Number of Portfolio Holdings...
103
Net Investment Advisory Fees...
$7,063,022
Portfolio Turnover Rate...
3%

C000012053
Shareholder Report [Line Items]
Fund Name	iShares U.S. Financials ETF
Trading Symbol	IYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Financials ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financials ETF	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,221	$10,179	$10,226
Jun 16	$9,931	$10,200	$9,938
Jul 16	$10,310	$10,605	$10,322
Aug 16	$10,645	$10,632	$10,662
Sep 16	$10,445	$10,648	$10,464
Oct 16	$10,471	$10,418	$10,494
Nov 16	$11,391	$10,884	$11,422
Dec 16	$11,827	$11,097	$11,864
Jan 17	$11,894	$11,305	$11,935
Feb 17	$12,465	$11,726	$12,514
Mar 17	$12,182	$11,734	$12,234
Apr 17	$12,152	$11,858	$12,204
May 17	$12,065	$11,980	$12,121
Jun 17	$12,635	$12,088	$12,698
Jul 17	$12,870	$12,316	$12,940
Aug 17	$12,748	$12,339	$12,821
Sep 17	$13,228	$12,640	$13,309
Oct 17	$13,534	$12,916	$13,622
Nov 17	$13,966	$13,308	$14,062
Dec 17	$14,138	$13,441	$14,240
Jan 18	$14,784	$14,150	$14,901
Feb 18	$14,319	$13,628	$14,429
Mar 18	$14,005	$13,355	$14,112
Apr 18	$14,000	$13,406	$14,113
May 18	$14,074	$13,784	$14,193
Jun 18	$14,002	$13,874	$14,125
Jul 18	$14,549	$14,335	$14,683
Aug 18	$14,866	$14,838	$15,007
Sep 18	$14,571	$14,862	$14,714
Oct 18	$13,833	$13,768	$13,971
Nov 18	$14,277	$14,044	$14,421
Dec 18	$12,830	$12,737	$12,962
Jan 19	$14,013	$13,830	$14,166
Feb 19	$14,409	$14,316	$14,572
Mar 19	$14,317	$14,526	$14,483
Apr 19	$15,262	$15,106	$15,446
May 19	$14,497	$14,128	$14,674
Jun 19	$15,293	$15,120	$15,486
Jul 19	$15,651	$15,345	$15,856
Aug 19	$15,285	$15,032	$15,491
Sep 19	$15,732	$15,296	$15,949
Oct 19	$16,027	$15,625	$16,254
Nov 19	$16,584	$16,219	$16,823
Dec 19	$16,931	$16,688	$17,181
Jan 20	$16,813	$16,669	$17,068
Feb 20	$15,140	$15,305	$15,376
Mar 20	$12,029	$13,200	$12,221
Apr 20	$13,206	$14,948	$13,422
May 20	$13,647	$15,748	$13,874
Jun 20	$13,690	$16,108	$13,923
Jul 20	$14,134	$17,022	$14,379
Aug 20	$14,724	$18,255	$14,985
Sep 20	$14,175	$17,591	$14,433
Oct 20	$13,877	$17,211	$14,133
Nov 20	$15,894	$19,305	$16,190
Dec 20	$16,763	$20,173	$17,081
Jan 21	$16,362	$20,084	$16,677
Feb 21	$17,905	$20,711	$18,256
Mar 21	$18,821	$21,454	$19,197
Apr 21	$20,180	$22,560	$20,589
May 21	$20,746	$22,663	$21,173
Jun 21	$20,455	$23,222	$20,885
Jul 21	$20,746	$23,614	$21,189
Aug 21	$21,371	$24,288	$21,835
Sep 21	$20,911	$23,198	$21,372
Oct 21	$22,614	$24,767	$23,119
Nov 21	$21,423	$24,390	$21,909
Dec 21	$22,037	$25,350	$22,544
Jan 22	$21,948	$23,859	$22,461
Feb 22	$21,572	$23,258	$22,083
Mar 22	$21,560	$24,012	$22,076
Apr 22	$19,351	$21,857	$19,820
May 22	$20,017	$21,828	$20,512
Jun 22	$17,923	$20,002	$18,371
Jul 22	$19,222	$21,878	$19,708
Aug 22	$18,872	$21,062	$19,357
Sep 22	$17,386	$19,109	$17,840
Oct 22	$19,439	$20,676	$19,954
Nov 22	$20,700	$21,755	$21,255
Dec 22	$19,546	$20,481	$20,076
Jan 23	$20,969	$21,892	$21,545
Feb 23	$20,499	$21,380	$21,068
Mar 23	$18,534	$21,952	$19,054
Apr 23	$19,038	$22,186	$19,577
May 23	$18,277	$22,272	$18,802
Jun 23	$19,497	$23,793	$20,064
Jul 23	$20,738	$24,646	$21,349
Aug 23	$20,080	$24,170	$20,677
Sep 23	$19,615	$23,019	$20,209
Oct 23	$19,056	$22,408	$19,639
Nov 23	$21,196	$24,498	$21,852
Dec 23	$22,523	$25,797	$23,229
Jan 24	$22,977	$26,083	$23,705
Feb 24	$24,025	$27,495	$24,795
Mar 24	$25,344	$28,382	$26,168
Apr 24	$24,143	$27,133	$24,936
May 24	$25,210	$28,415	$26,051
Jun 24	$25,122	$29,295	$25,968
Jul 24	$26,884	$29,839	$27,791
Aug 24	$27,890	$30,489	$28,838
Sep 24	$27,688	$31,120	$28,639
Oct 24	$28,466	$30,891	$29,456
Nov 24	$31,675	$32,946	$32,781
Dec 24	$29,591	$31,939	$30,635
Jan 25	$31,596	$32,947	$32,727
Feb 25	$31,693	$32,316	$32,841
Mar 25	$30,295	$30,431	$31,399
Apr 25	$29,691	$30,227	$30,782
May 25	$31,190	$32,143	$32,349
Jun 25	$32,593	$33,776	$33,819
Jul 25	$32,895	$34,520	$34,143
Aug 25	$33,860	$35,318	$35,153
Sep 25	$34,238	$36,537	$35,553
Oct 25	$33,113	$37,320	$34,399
Nov 25	$34,022	$37,423	$35,345
Dec 25	$34,984	$37,415	$36,358
Jan 26	$34,665	$37,996	$36,038
Feb 26	$33,301	$37,815	$34,618
Mar 26	$32,129	$35,935	$33,409
Apr 26	$33,904	$39,601	$35,270

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 3,399,607,501
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 14,397,123
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,399,607,501
Number of Portfolio Holdings...
146
Net Investment Advisory Fees...
$14,397,123
Portfolio Turnover Rate...
9%

C000012054
Shareholder Report [Line Items]
Fund Name	iShares U.S. Healthcare ETF
Trading Symbol	IYH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Healthcare ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare ETF	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,227	$10,179	$10,232
Jun 16	$10,288	$10,200	$10,296
Jul 16	$10,824	$10,605	$10,835
Aug 16	$10,465	$10,632	$10,478
Sep 16	$10,456	$10,648	$10,472
Oct 16	$9,769	$10,418	$9,787
Nov 16	$9,995	$10,884	$10,017
Dec 16	$10,054	$11,097	$10,079
Jan 17	$10,302	$11,305	$10,331
Feb 17	$10,964	$11,726	$10,999
Mar 17	$10,901	$11,734	$10,940
Apr 17	$11,106	$11,858	$11,150
May 17	$11,131	$11,980	$11,178
Jun 17	$11,669	$12,088	$11,725
Jul 17	$11,741	$12,316	$11,801
Aug 17	$11,995	$12,339	$12,061
Sep 17	$12,106	$12,640	$12,176
Oct 17	$12,021	$12,916	$12,096
Nov 17	$12,387	$13,308	$12,469
Dec 17	$12,297	$13,441	$12,382
Jan 18	$13,115	$14,150	$13,211
Feb 18	$12,542	$13,628	$12,638
Mar 18	$12,203	$13,355	$12,300
Apr 18	$12,320	$13,406	$12,422
May 18	$12,446	$13,784	$12,554
Jun 18	$12,649	$13,874	$12,764
Jul 18	$13,469	$14,335	$13,597
Aug 18	$14,086	$14,838	$14,225
Sep 18	$14,450	$14,862	$14,598
Oct 18	$13,408	$13,768	$13,548
Nov 18	$14,298	$14,044	$14,446
Dec 18	$13,018	$12,737	$13,155
Jan 19	$13,741	$13,830	$13,892
Feb 19	$13,923	$14,316	$14,081
Mar 19	$13,990	$14,526	$14,149
Apr 19	$13,585	$15,106	$13,742
May 19	$13,232	$14,128	$13,389
Jun 19	$14,138	$15,120	$14,311
Jul 19	$13,945	$15,345	$14,118
Aug 19	$13,830	$15,032	$14,006
Sep 19	$13,740	$15,296	$13,921
Oct 19	$14,407	$15,625	$14,602
Nov 19	$15,225	$16,219	$15,438
Dec 19	$15,728	$16,688	$15,953
Jan 20	$15,315	$16,669	$15,538
Feb 20	$14,340	$15,305	$14,553
Mar 20	$13,728	$13,200	$13,937
Apr 20	$15,547	$14,948	$15,788
May 20	$16,168	$15,748	$16,426
Jun 20	$15,822	$16,108	$16,080
Jul 20	$16,660	$17,022	$16,936
Aug 20	$17,035	$18,255	$17,324
Sep 20	$16,754	$17,591	$17,045
Oct 20	$16,183	$17,211	$16,471
Nov 20	$17,518	$19,305	$17,835
Dec 20	$18,164	$20,173	$18,499
Jan 21	$18,561	$20,084	$18,909
Feb 21	$18,205	$20,711	$18,552
Mar 21	$18,682	$21,454	$19,044
Apr 21	$19,495	$22,560	$19,880
May 21	$19,733	$22,663	$20,129
Jun 21	$20,283	$23,222	$20,697
Jul 21	$21,209	$23,614	$21,649
Aug 21	$21,736	$24,288	$22,194
Sep 21	$20,559	$23,198	$21,000
Oct 21	$21,535	$24,767	$22,003
Nov 21	$20,775	$24,390	$21,233
Dec 21	$22,414	$25,350	$22,916
Jan 22	$20,695	$23,859	$21,165
Feb 22	$20,483	$23,258	$20,954
Mar 22	$21,579	$24,012	$22,078
Apr 22	$20,443	$21,857	$20,927
May 22	$20,657	$21,828	$21,153
Jun 22	$20,167	$20,002	$20,658
Jul 22	$20,855	$21,878	$21,369
Aug 22	$19,586	$21,062	$20,075
Sep 22	$19,024	$19,109	$19,505
Oct 22	$20,792	$20,676	$21,327
Nov 22	$21,818	$21,755	$22,385
Dec 22	$21,434	$20,481	$21,998
Jan 23	$21,135	$21,892	$21,699
Feb 23	$20,179	$21,380	$20,724
Mar 23	$20,688	$21,952	$21,253
Apr 23	$21,303	$22,186	$21,891
May 23	$20,388	$22,272	$20,959
Jun 23	$21,264	$23,793	$21,867
Jul 23	$21,429	$24,646	$22,044
Aug 23	$21,342	$24,170	$21,959
Sep 23	$20,593	$23,019	$21,195
Oct 23	$19,824	$22,408	$20,410
Nov 23	$20,911	$24,498	$21,535
Dec 23	$21,873	$25,797	$22,534
Jan 24	$22,478	$26,083	$23,165
Feb 24	$23,228	$27,495	$23,946
Mar 24	$23,763	$28,382	$24,504
Apr 24	$22,548	$27,133	$23,258
May 24	$23,077	$28,415	$23,811
Jun 24	$23,549	$29,295	$24,306
Jul 24	$24,136	$29,839	$24,920
Aug 24	$25,508	$30,489	$26,345
Sep 24	$25,059	$31,120	$25,889
Oct 24	$23,940	$30,891	$24,741
Nov 24	$23,947	$32,946	$24,755
Dec 24	$22,547	$31,939	$23,315
Jan 25	$24,015	$32,947	$24,840
Feb 25	$24,162	$32,316	$24,999
Mar 25	$23,626	$30,431	$24,453
Apr 25	$22,745	$30,227	$23,547
May 25	$21,559	$32,143	$22,327
Jun 25	$21,986	$33,776	$22,777
Jul 25	$21,347	$34,520	$22,122
Aug 25	$22,517	$35,318	$23,341
Sep 25	$22,923	$36,537	$23,766
Oct 25	$23,751	$37,320	$24,632
Nov 25	$25,926	$37,423	$26,895
Dec 25	$25,507	$37,415	$26,469
Jan 26	$25,456	$37,996	$26,424
Feb 26	$26,198	$37,815	$27,202
Mar 26	$24,230	$35,935	$25,167
Apr 26	$24,105	$39,601	$25,045

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,799,108,787
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 11,233,283
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,799,108,787
Number of Portfolio Holdings...
106
Net Investment Advisory Fees...
$11,233,283
Portfolio Turnover Rate...
3%

C000012055
Shareholder Report [Line Items]
Fund Name	iShares U.S. Industrials ETF
Trading Symbol	IYJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Industrials ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industrials ETF	$41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,070	$10,179	$10,075
Jun 16	$10,153	$10,200	$10,161
Jul 16	$10,488	$10,605	$10,502
Aug 16	$10,587	$10,632	$10,603
Sep 16	$10,597	$10,648	$10,618
Oct 16	$10,349	$10,418	$10,372
Nov 16	$11,156	$10,884	$11,187
Dec 16	$11,212	$11,097	$11,249
Jan 17	$11,423	$11,305	$11,465
Feb 17	$11,802	$11,726	$11,850
Mar 17	$11,764	$11,734	$11,816
Apr 17	$12,013	$11,858	$12,069
May 17	$12,181	$11,980	$12,244
Jun 17	$12,326	$12,088	$12,395
Jul 17	$12,471	$12,316	$12,545
Aug 17	$12,535	$12,339	$12,614
Sep 17	$13,038	$12,640	$13,125
Oct 17	$13,308	$12,916	$13,402
Nov 17	$13,727	$13,308	$13,832
Dec 17	$13,899	$13,441	$14,009
Jan 18	$14,712	$14,150	$14,836
Feb 18	$14,078	$13,628	$14,200
Mar 18	$13,735	$13,355	$13,858
Apr 18	$13,402	$13,406	$13,527
May 18	$13,877	$13,784	$14,011
Jun 18	$13,639	$13,874	$13,776
Jul 18	$14,384	$14,335	$14,534
Aug 18	$14,643	$14,838	$14,802
Sep 18	$14,876	$14,862	$15,041
Oct 18	$13,289	$13,768	$13,440
Nov 18	$13,691	$14,044	$13,852
Dec 18	$12,288	$12,737	$12,433
Jan 19	$13,646	$13,830	$13,814
Feb 19	$14,542	$14,316	$14,727
Mar 19	$14,566	$14,526	$14,757
Apr 19	$15,190	$15,106	$15,396
May 19	$14,162	$14,128	$14,356
Jun 19	$15,245	$15,120	$15,461
Jul 19	$15,381	$15,345	$15,605
Aug 19	$15,054	$15,032	$15,278
Sep 19	$15,339	$15,296	$15,572
Oct 19	$15,487	$15,625	$15,727
Nov 19	$16,192	$16,219	$16,449
Dec 19	$16,248	$16,688	$16,512
Jan 20	$16,170	$16,669	$16,438
Feb 20	$14,744	$15,305	$14,994
Mar 20	$12,097	$13,200	$12,307
Apr 20	$13,432	$14,948	$13,670
May 20	$14,387	$15,748	$14,647
Jun 20	$14,716	$16,108	$14,987
Jul 20	$15,454	$17,022	$15,745
Aug 20	$16,515	$18,255	$16,831
Sep 20	$16,356	$17,591	$16,675
Oct 20	$16,080	$17,211	$16,399
Nov 20	$18,612	$19,305	$18,988
Dec 20	$19,079	$20,173	$19,471
Jan 21	$18,309	$20,084	$18,692
Feb 21	$19,537	$20,711	$19,952
Mar 21	$20,773	$21,454	$21,221
Apr 21	$21,694	$22,560	$22,169
May 21	$22,024	$22,663	$22,514
Jun 21	$21,898	$23,222	$22,391
Jul 21	$22,205	$23,614	$22,712
Aug 21	$22,584	$24,288	$23,109
Sep 21	$21,169	$23,198	$21,668
Oct 21	$21,981	$24,767	$22,505
Nov 21	$20,953	$24,390	$21,460
Dec 21	$22,309	$25,350	$22,857
Jan 22	$21,258	$23,859	$21,786
Feb 22	$20,524	$23,258	$21,040
Mar 22	$20,909	$24,012	$21,441
Apr 22	$19,363	$21,857	$19,861
May 22	$19,259	$21,828	$19,761
Jun 22	$17,530	$20,002	$17,992
Jul 22	$19,444	$21,878	$19,964
Aug 22	$18,683	$21,062	$19,188
Sep 22	$16,699	$19,109	$17,156
Oct 22	$18,787	$20,676	$19,308
Nov 22	$20,095	$21,755	$20,660
Dec 22	$19,303	$20,481	$19,850
Jan 23	$20,452	$21,892	$21,040
Feb 23	$20,025	$21,380	$20,605
Mar 23	$20,095	$21,952	$20,684
Apr 23	$20,005	$22,186	$20,598
May 23	$19,373	$22,272	$19,954
Jun 23	$21,334	$23,793	$21,981
Jul 23	$21,961	$24,646	$22,635
Aug 23	$21,625	$24,170	$22,296
Sep 23	$20,363	$23,019	$21,003
Oct 23	$19,623	$22,408	$20,246
Nov 23	$21,601	$24,498	$22,293
Dec 23	$23,138	$25,797	$23,888
Jan 24	$23,100	$26,083	$23,857
Feb 24	$24,544	$27,495	$25,356
Mar 24	$25,490	$28,382	$26,341
Apr 24	$24,367	$27,133	$25,189
May 24	$24,709	$28,415	$25,550
Jun 24	$24,286	$29,295	$25,119
Jul 24	$25,846	$29,839	$26,743
Aug 24	$26,473	$30,489	$27,400
Sep 24	$27,247	$31,120	$28,210
Oct 24	$27,123	$30,891	$28,091
Nov 24	$29,294	$32,946	$30,350
Dec 24	$27,268	$31,939	$28,260
Jan 25	$28,688	$32,947	$29,742
Feb 25	$28,040	$32,316	$29,078
Mar 25	$26,665	$30,431	$27,660
Apr 25	$26,418	$30,227	$27,411
May 25	$28,412	$32,143	$29,489
Jun 25	$29,195	$33,776	$30,312
Jul 25	$29,689	$34,520	$30,833
Aug 25	$29,976	$35,318	$31,142
Sep 25	$30,000	$36,537	$31,176
Oct 25	$30,149	$37,320	$31,340
Nov 25	$29,951	$37,423	$31,144
Dec 25	$30,523	$37,415	$31,750
Jan 26	$31,707	$37,996	$32,990
Feb 26	$33,161	$37,815	$34,511
Mar 26	$30,454	$35,935	$31,704
Apr 26	$32,745	$39,601	$34,100

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,983,145,109
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 6,660,848
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,983,145,109
Number of Portfolio Holdings...
199
Net Investment Advisory Fees...
$6,660,848
Portfolio Turnover Rate...
4%

C000012059
Shareholder Report [Line Items]
Fund Name	iShares U.S. Technology ETF
Trading Symbol	IYW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Technology ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Technology ETF	$47	0.37%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,575	$10,179	$10,581
Jun 16	$10,316	$10,200	$10,325
Jul 16	$11,189	$10,605	$11,204
Aug 16	$11,428	$10,632	$11,449
Sep 16	$11,701	$10,648	$11,726
Oct 16	$11,659	$10,418	$11,688
Nov 16	$11,692	$10,884	$11,725
Dec 16	$11,849	$11,097	$11,886
Jan 17	$12,413	$11,305	$12,457
Feb 17	$13,029	$11,726	$13,081
Mar 17	$13,354	$11,734	$13,412
Apr 17	$13,657	$11,858	$13,721
May 17	$14,247	$11,980	$14,320
Jun 17	$13,842	$12,088	$13,917
Jul 17	$14,345	$12,316	$14,428
Aug 17	$14,835	$12,339	$14,935
Sep 17	$14,887	$12,640	$14,993
Oct 17	$16,040	$12,916	$16,160
Nov 17	$16,195	$13,308	$16,325
Dec 17	$16,183	$13,441	$16,318
Jan 18	$17,345	$14,150	$17,497
Feb 18	$17,422	$13,628	$17,579
Mar 18	$16,774	$13,355	$16,932
Apr 18	$16,746	$13,406	$16,911
May 18	$17,997	$13,784	$18,181
Jun 18	$17,825	$13,874	$18,014
Jul 18	$18,231	$14,335	$18,431
Aug 18	$19,565	$14,838	$19,795
Sep 18	$19,419	$14,862	$19,653
Oct 18	$17,782	$13,768	$18,003
Nov 18	$17,425	$14,044	$17,644
Dec 18	$16,028	$12,737	$16,215
Jan 19	$17,475	$13,830	$17,688
Feb 19	$18,403	$14,316	$18,632
Mar 19	$19,158	$14,526	$19,404
Apr 19	$20,447	$15,106	$20,718
May 19	$18,492	$14,128	$18,747
Jun 19	$19,943	$15,120	$20,226
Jul 19	$20,852	$15,345	$21,156
Aug 19	$20,251	$15,032	$20,553
Sep 19	$20,629	$15,296	$20,945
Oct 19	$21,411	$15,625	$21,749
Nov 19	$22,588	$16,219	$22,952
Dec 19	$23,547	$16,688	$23,936
Jan 20	$24,498	$16,669	$24,910
Feb 20	$22,840	$15,305	$23,232
Mar 20	$20,744	$13,200	$21,109
Apr 20	$23,789	$14,948	$24,214
May 20	$25,599	$15,748	$26,066
Jun 20	$27,413	$16,108	$27,924
Jul 20	$29,089	$17,022	$29,640
Aug 20	$32,486	$18,255	$33,114
Sep 20	$30,660	$17,591	$31,263
Oct 20	$29,794	$17,211	$30,391
Nov 20	$33,073	$19,305	$33,748
Dec 20	$34,738	$20,173	$35,458
Jan 21	$35,011	$20,084	$35,750
Feb 21	$35,484	$20,711	$36,245
Mar 21	$35,797	$21,454	$36,578
Apr 21	$37,956	$22,560	$38,796
May 21	$37,740	$22,663	$38,585
Jun 21	$40,618	$23,222	$41,544
Jul 21	$42,158	$23,614	$43,135
Aug 21	$44,201	$24,288	$45,242
Sep 21	$41,419	$23,198	$42,405
Oct 21	$45,131	$24,767	$46,224
Nov 21	$46,300	$24,390	$47,437
Dec 21	$46,961	$25,350	$48,129
Jan 22	$43,122	$23,859	$44,206
Feb 22	$40,997	$23,258	$42,041
Mar 22	$42,141	$24,012	$43,229
Apr 22	$36,683	$21,857	$37,642
May 22	$36,159	$21,828	$37,117
Jun 22	$32,752	$20,002	$33,632
Jul 22	$36,511	$21,878	$37,503
Aug 22	$34,332	$21,062	$35,276
Sep 22	$30,097	$19,109	$30,935
Oct 22	$31,338	$20,676	$32,219
Nov 22	$33,430	$21,755	$34,382
Dec 22	$30,620	$20,481	$31,501
Jan 23	$34,003	$21,892	$34,994
Feb 23	$34,244	$21,380	$35,254
Mar 23	$38,214	$21,952	$39,355
Apr 23	$38,300	$22,186	$39,455
May 23	$42,383	$22,272	$43,678
Jun 23	$44,857	$23,793	$46,243
Jul 23	$46,789	$24,646	$48,251
Aug 23	$45,895	$24,170	$47,344
Sep 23	$43,254	$23,019	$44,633
Oct 23	$42,767	$22,408	$44,145
Nov 23	$48,351	$24,498	$49,866
Dec 23	$50,675	$25,797	$52,279
Jan 24	$52,183	$26,083	$53,852
Feb 24	$55,100	$27,495	$56,880
Mar 24	$55,825	$28,382	$57,646
Apr 24	$52,963	$27,133	$54,710
May 24	$57,270	$28,415	$59,190
Jun 24	$62,227	$29,295	$64,333
Jul 24	$60,463	$29,839	$62,531
Aug 24	$61,106	$30,489	$63,216
Sep 24	$62,746	$31,120	$64,933
Oct 24	$62,380	$30,891	$64,575
Nov 24	$65,898	$32,946	$68,238
Dec 24	$65,986	$31,939	$68,351
Jan 25	$66,113	$32,947	$68,505
Feb 25	$64,041	$32,316	$66,375
Mar 25	$58,165	$30,431	$60,303
Apr 25	$59,289	$30,227	$61,489
May 25	$65,584	$32,143	$68,040
Jun 25	$71,816	$33,776	$74,530
Jul 25	$75,085	$34,520	$77,948
Aug 25	$75,284	$35,318	$78,177
Sep 25	$81,180	$36,537	$84,328
Oct 25	$86,204	$37,320	$89,574
Nov 25	$82,382	$37,423	$85,628
Dec 25	$82,770	$37,415	$86,059
Jan 26	$82,236	$37,996	$85,528
Feb 26	$78,623	$37,815	$81,792
Mar 26	$75,261	$35,935	$78,319
Apr 26	$90,460	$39,601	$94,164

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 21,439,963,294
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 77,229,868
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$21,439,963,294
Number of Portfolio Holdings...
143
Net Investment Advisory Fees...
$77,229,868
Portfolio Turnover Rate...
15%

C000012061
Shareholder Report [Line Items]
Fund Name	iShares U.S. Transportation ETF
Trading Symbol	IYT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Transportation ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Transportation ETF	$43	0.37%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P Transportation Select Industry FMC Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,923	$10,179	$9,937
Jun 16	$9,540	$10,199	$9,548
Jul 16	$10,008	$10,605	$10,009
Aug 16	$10,075	$10,633	$10,082
Sep 16	$10,348	$10,653	$10,344
Oct 16	$10,321	$10,419	$10,318
Nov 16	$11,532	$10,882	$11,534
Dec 16	$11,620	$11,094	$11,624
Jan 17	$11,808	$11,309	$11,814
Feb 17	$12,133	$11,726	$12,136
Mar 17	$11,745	$11,736	$11,755
Apr 17	$11,732	$11,858	$11,731
May 17	$11,850	$11,979	$11,854
Jun 17	$12,366	$12,089	$12,379
Jul 17	$11,869	$12,317	$11,885
Aug 17	$12,068	$12,340	$12,098
Sep 17	$12,840	$12,641	$12,878
Oct 17	$12,648	$12,915	$12,676
Nov 17	$13,350	$13,307	$13,383
Dec 17	$13,820	$13,441	$13,834
Jan 18	$14,267	$14,154	$14,303
Feb 18	$13,530	$13,630	$13,569
Mar 18	$13,540	$13,360	$13,599
Apr 18	$13,595	$13,408	$13,634
May 18	$14,055	$13,786	$14,105
Jun 18	$13,523	$13,877	$13,582
Jul 18	$14,475	$14,342	$14,546
Aug 18	$14,798	$14,840	$14,880
Sep 18	$14,893	$14,864	$14,991
Oct 18	$13,340	$13,763	$13,426
Nov 18	$14,211	$14,038	$14,296
Dec 18	$12,047	$12,729	$12,129
Jan 19	$13,208	$13,825	$13,305
Feb 19	$13,786	$14,311	$13,888
Mar 19	$13,713	$14,517	$13,820
Apr 19	$14,291	$15,095	$14,402
May 19	$12,868	$14,120	$12,971
Jun 19	$13,832	$15,110	$13,950
Jul 19	$14,147	$15,332	$14,274
Aug 19	$13,416	$15,023	$13,546
Sep 19	$13,736	$15,282	$13,875
Oct 19	$13,922	$15,606	$14,067
Nov 19	$14,409	$16,197	$14,583
Dec 19	$14,476	$16,663	$14,656
Jan 20	$14,028	$16,642	$14,206
Feb 20	$12,499	$15,280	$12,661
Mar 20	$10,302	$13,170	$10,440
Apr 20	$11,158	$14,916	$11,311
May 20	$11,861	$15,717	$12,155
Jun 20	$12,139	$16,079	$12,442
Jul 20	$13,220	$16,988	$13,557
Aug 20	$14,805	$18,208	$15,210
Sep 20	$14,871	$17,538	$15,284
Oct 20	$14,711	$17,165	$15,116
Nov 20	$16,454	$19,263	$16,987
Dec 20	$16,537	$20,127	$17,078
Jan 21	$15,977	$20,062	$16,506
Feb 21	$17,606	$20,704	$18,242
Mar 21	$19,331	$21,425	$20,037
Apr 21	$20,268	$22,525	$21,017
May 21	$20,696	$22,627	$21,613
Jun 21	$19,559	$23,201	$20,435
Jul 21	$18,862	$23,600	$19,713
Aug 21	$19,040	$24,275	$19,907
Sep 21	$18,336	$23,173	$19,179
Oct 21	$20,417	$24,730	$21,363
Nov 21	$19,632	$24,365	$20,548
Dec 21	$20,894	$25,291	$21,877
Jan 22	$19,516	$23,772	$20,441
Feb 22	$19,607	$23,175	$20,542
Mar 22	$20,447	$23,926	$21,429
Apr 22	$18,407	$21,768	$19,295
May 22	$17,643	$21,724	$18,500
Jun 22	$16,178	$19,897	$16,969
Jul 22	$17,698	$21,764	$18,568
Aug 22	$17,358	$20,942	$18,218
Sep 22	$14,995	$18,989	$15,741
Oct 22	$16,200	$20,539	$17,012
Nov 22	$17,795	$21,623	$18,693
Dec 22	$16,358	$20,352	$17,187
Jan 23	$17,783	$21,771	$18,691
Feb 23	$17,734	$21,267	$18,646
Mar 23	$17,517	$21,826	$18,422
Apr 23	$17,085	$22,045	$17,973
May 23	$17,149	$22,141	$18,048
Jun 23	$19,258	$23,658	$20,275
Jul 23	$20,588	$24,510	$21,684
Aug 23	$19,258	$24,030	$20,288
Sep 23	$18,087	$22,880	$19,061
Oct 23	$16,859	$22,264	$17,771
Nov 23	$18,925	$24,353	$19,957
Dec 23	$20,370	$25,656	$21,488
Jan 24	$20,050	$25,939	$21,158
Feb 24	$21,845	$27,349	$23,060
Mar 24	$21,927	$28,233	$23,151
Apr 24	$20,029	$26,988	$21,153
May 24	$19,983	$28,269	$21,113
Jun 24	$20,437	$29,147	$21,601
Jul 24	$20,603	$29,683	$21,782
Aug 24	$21,009	$30,319	$22,220
Sep 24	$21,581	$30,943	$22,831
Oct 24	$21,701	$30,722	$22,966
Nov 24	$23,403	$32,769	$24,775
Dec 24	$21,210	$31,781	$22,460
Jan 25	$22,024	$32,755	$23,329
Feb 25	$21,921	$32,136	$23,226
Mar 25	$20,163	$30,233	$21,368
Apr 25	$19,184	$30,026	$20,335
May 25	$20,615	$31,949	$21,858
Jun 25	$21,649	$33,586	$22,963
Jul 25	$21,478	$34,352	$22,788
Aug 25	$22,518	$35,132	$23,899
Sep 25	$22,727	$36,345	$24,129
Oct 25	$22,910	$37,145	$24,330
Nov 25	$23,112	$37,203	$24,552
Dec 25	$23,647	$37,201	$25,130
Jan 26	$24,319	$37,781	$25,850
Feb 26	$25,957	$37,574	$27,599
Mar 26	$23,759	$35,719	$25,271
Apr 26	$25,881	$39,443	$27,535

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,043,353,751
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,135,438
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,043,353,751
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$3,135,438
Portfolio Turnover Rate...
13%

C000012062
Shareholder Report [Line Items]
Fund Name	iShares U.S. Utilities ETF
Trading Symbol	IDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Utilities ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Utilities ETF	$41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,153	$10,179	$10,157
Jun 16	$10,914	$10,200	$10,926
Jul 16	$10,816	$10,605	$10,832
Aug 16	$10,218	$10,632	$10,234
Sep 16	$10,264	$10,648	$10,284
Oct 16	$10,342	$10,418	$10,365
Nov 16	$9,843	$10,884	$9,868
Dec 16	$10,302	$11,097	$10,334
Jan 17	$10,433	$11,305	$10,466
Feb 17	$10,949	$11,726	$10,990
Mar 17	$10,939	$11,734	$10,983
Apr 17	$11,016	$11,858	$11,064
May 17	$11,459	$11,980	$11,516
Jun 17	$11,165	$12,088	$11,224
Jul 17	$11,447	$12,316	$11,512
Aug 17	$11,800	$12,339	$11,871
Sep 17	$11,490	$12,640	$11,563
Oct 17	$11,938	$12,916	$12,019
Nov 17	$12,271	$13,308	$12,359
Dec 17	$11,535	$13,441	$11,620
Jan 18	$11,164	$14,150	$11,250
Feb 18	$10,717	$13,628	$10,802
Mar 18	$11,144	$13,355	$11,238
Apr 18	$11,411	$13,406	$11,511
May 18	$11,351	$13,784	$11,456
Jun 18	$11,628	$13,874	$11,739
Jul 18	$11,833	$14,335	$11,950
Aug 18	$11,959	$14,838	$12,082
Sep 18	$11,908	$14,862	$12,034
Oct 18	$12,051	$13,768	$12,185
Nov 18	$12,508	$14,044	$12,652
Dec 18	$11,986	$12,737	$12,128
Jan 19	$12,418	$13,830	$12,570
Feb 19	$12,897	$14,316	$13,061
Mar 19	$13,263	$14,526	$13,437
Apr 19	$13,384	$15,106	$13,564
May 19	$13,250	$14,128	$13,434
Jun 19	$13,683	$15,120	$13,879
Jul 19	$13,636	$15,345	$13,836
Aug 19	$14,290	$15,032	$14,505
Sep 19	$14,870	$15,296	$15,100
Oct 19	$14,741	$15,625	$14,974
Nov 19	$14,438	$16,219	$14,671
Dec 19	$14,905	$16,688	$15,152
Jan 20	$15,816	$16,669	$16,082
Feb 20	$14,209	$15,305	$14,454
Mar 20	$12,786	$13,200	$13,015
Apr 20	$13,198	$14,948	$13,439
May 20	$13,747	$15,748	$14,003
Jun 20	$13,088	$16,108	$13,337
Jul 20	$14,038	$17,022	$14,310
Aug 20	$13,676	$18,255	$13,946
Sep 20	$13,741	$17,591	$14,016
Oct 20	$14,392	$17,211	$14,686
Nov 20	$14,632	$19,305	$14,937
Dec 20	$14,747	$20,173	$15,059
Jan 21	$14,576	$20,084	$14,889
Feb 21	$13,752	$20,711	$14,052
Mar 21	$15,192	$21,454	$15,529
Apr 21	$15,792	$22,560	$16,149
May 21	$15,414	$22,663	$15,766
Jun 21	$15,104	$23,222	$15,456
Jul 21	$15,686	$23,614	$16,054
Aug 21	$16,259	$24,288	$16,648
Sep 21	$15,282	$23,198	$15,642
Oct 21	$16,114	$24,767	$16,500
Nov 21	$15,824	$24,390	$16,207
Dec 21	$17,219	$25,350	$17,629
Jan 22	$16,552	$23,859	$16,954
Feb 22	$16,189	$23,258	$16,586
Mar 22	$17,808	$24,012	$18,249
Apr 22	$17,137	$21,857	$17,569
May 22	$17,773	$21,828	$18,227
Jun 22	$16,848	$20,002	$17,284
Jul 22	$17,863	$21,878	$18,331
Aug 22	$17,990	$21,062	$18,469
Sep 22	$16,049	$19,109	$16,482
Oct 22	$16,343	$20,676	$16,790
Nov 22	$17,492	$21,755	$17,974
Dec 22	$17,256	$20,481	$17,738
Jan 23	$16,955	$21,892	$17,434
Feb 23	$16,010	$21,380	$16,468
Mar 23	$16,803	$21,952	$17,290
Apr 23	$17,112	$22,186	$17,613
May 23	$16,149	$22,272	$16,628
Jun 23	$16,512	$23,793	$17,008
Jul 23	$16,809	$24,646	$17,319
Aug 23	$15,792	$24,170	$16,276
Sep 23	$14,968	$23,019	$15,432
Oct 23	$15,183	$22,408	$15,659
Nov 23	$15,993	$24,498	$16,501
Dec 23	$16,385	$25,797	$16,911
Jan 24	$15,980	$26,083	$16,499
Feb 24	$16,361	$27,495	$16,897
Mar 24	$17,451	$28,382	$18,028
Apr 24	$17,656	$27,133	$18,246
May 24	$19,095	$28,415	$19,739
Jun 24	$18,211	$29,295	$18,833
Jul 24	$19,243	$29,839	$19,906
Aug 24	$20,156	$30,489	$20,857
Sep 24	$21,269	$31,120	$22,016
Oct 24	$21,094	$30,891	$21,842
Nov 24	$21,996	$32,946	$22,784
Dec 24	$20,193	$31,939	$20,923
Jan 25	$20,890	$32,947	$21,653
Feb 25	$21,359	$32,316	$22,146
Mar 25	$21,410	$30,431	$22,206
Apr 25	$21,479	$30,227	$22,285
May 25	$22,268	$32,143	$23,112
Jun 25	$22,224	$33,776	$23,073
Jul 25	$23,197	$34,520	$24,091
Aug 25	$22,867	$35,318	$23,756
Sep 25	$23,676	$36,537	$24,604
Oct 25	$23,878	$37,320	$24,821
Nov 25	$24,424	$37,423	$25,397
Dec 25	$23,276	$37,415	$24,212
Jan 26	$23,609	$37,996	$24,566
Feb 26	$25,940	$37,815	$26,999
Mar 26	$25,077	$35,935	$26,109
Apr 26	$25,551	$39,601	$26,611

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,626,202,978
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,775,163
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,626,202,978
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$5,775,163
Portfolio Turnover Rate...
3%

C000065074
Shareholder Report [Line Items]
Fund Name	iShares Global Clean Energy ETF
Trading Symbol	ICLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Clean Energy ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Clean Energy ETF	$54	0.39%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global Clean Energy Transition Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,437	$10,015	$9,426
Jun 16	$9,648	$9,942	$9,624
Jul 16	$10,012	$10,387	$9,971
Aug 16	$10,155	$10,424	$10,093
Sep 16	$10,023	$10,500	$9,953
Oct 16	$9,747	$10,300	$9,663
Nov 16	$8,853	$10,405	$8,767
Dec 16	$8,906	$10,628	$8,807
Jan 17	$9,277	$10,918	$9,185
Feb 17	$9,704	$11,219	$9,599
Mar 17	$9,603	$11,352	$9,487
Apr 17	$9,535	$11,534	$9,423
May 17	$9,738	$11,770	$9,613
Jun 17	$9,756	$11,841	$9,633
Jul 17	$10,294	$12,165	$10,163
Aug 17	$10,363	$12,209	$10,230
Sep 17	$10,225	$12,469	$10,079
Oct 17	$10,614	$12,723	$10,499
Nov 17	$10,168	$12,973	$10,055
Dec 17	$10,729	$13,185	$10,608
Jan 18	$11,053	$13,895	$10,923
Feb 18	$10,822	$13,319	$10,677
Mar 18	$10,926	$13,060	$10,776
Apr 18	$11,399	$13,189	$11,243
May 18	$11,203	$13,240	$11,043
Jun 18	$10,234	$13,152	$10,075
Jul 18	$10,656	$13,510	$10,498
Aug 18	$10,199	$13,629	$10,041
Sep 18	$10,059	$13,652	$9,892
Oct 18	$9,496	$12,576	$9,355
Nov 18	$10,468	$12,770	$10,327
Dec 18	$9,805	$11,847	$9,655
Jan 19	$11,204	$12,800	$11,058
Feb 19	$11,512	$13,152	$11,365
Mar 19	$11,560	$13,285	$11,396
Apr 19	$12,010	$13,720	$11,848
May 19	$11,856	$12,910	$11,690
Jun 19	$12,675	$13,733	$12,510
Jul 19	$12,770	$13,764	$12,615
Aug 19	$13,033	$13,422	$12,865
Sep 19	$12,997	$13,699	$12,829
Oct 19	$12,747	$14,081	$12,597
Nov 19	$13,129	$14,426	$12,977
Dec 19	$14,100	$14,935	$13,937
Jan 20	$14,606	$14,733	$14,444
Feb 20	$14,943	$13,531	$14,786
Mar 20	$11,574	$11,584	$11,433
Apr 20	$12,921	$12,849	$12,785
May 20	$14,305	$13,447	$14,128
Jun 20	$15,056	$13,876	$14,878
Jul 20	$17,424	$14,577	$17,225
Aug 20	$20,735	$15,464	$20,499
Sep 20	$22,282	$14,986	$22,075
Oct 20	$23,550	$14,666	$23,354
Nov 20	$28,480	$16,536	$28,164
Dec 20	$34,026	$17,357	$33,632
Jan 21	$36,108	$17,330	$35,756
Feb 21	$31,254	$17,804	$30,971
Mar 21	$29,136	$18,246	$28,863
Apr 21	$28,070	$19,027	$27,827
May 21	$27,695	$19,307	$27,454
Jun 21	$28,482	$19,539	$28,235
Jul 21	$27,618	$19,620	$27,378
Aug 21	$28,397	$20,108	$28,155
Sep 21	$26,340	$19,318	$26,169
Oct 21	$30,697	$20,229	$30,479
Nov 21	$28,579	$19,662	$28,298
Dec 21	$25,929	$20,429	$25,760
Jan 22	$22,930	$19,353	$22,625
Feb 22	$25,364	$18,912	$25,272
Mar 22	$26,268	$19,275	$26,250
Apr 22	$23,119	$17,739	$23,106
May 22	$24,445	$17,747	$24,309
Jun 22	$23,439	$16,224	$23,230
Jul 22	$27,488	$17,363	$27,310
Aug 22	$27,319	$16,761	$27,290
Sep 22	$23,554	$15,138	$23,548
Oct 22	$23,247	$16,046	$23,152
Nov 22	$26,070	$17,271	$25,702
Dec 22	$24,558	$16,623	$24,472
Jan 23	$25,601	$17,839	$25,447
Feb 23	$23,763	$17,342	$23,682
Mar 23	$24,450	$17,754	$24,322
Apr 23	$23,129	$17,976	$23,009
May 23	$22,697	$17,758	$22,548
Jun 23	$22,855	$18,790	$22,718
Jul 23	$22,730	$19,510	$22,635
Aug 23	$19,990	$18,941	$19,903
Sep 23	$18,202	$18,156	$18,138
Oct 23	$16,188	$17,543	$16,081
Nov 23	$17,679	$19,158	$17,596
Dec 23	$19,566	$20,167	$19,489
Jan 24	$17,384	$20,204	$17,372
Feb 24	$17,440	$21,058	$17,355
Mar 24	$17,534	$21,701	$17,440
Apr 24	$16,602	$20,984	$16,575
May 24	$18,766	$21,820	$18,665
Jun 24	$16,887	$22,204	$16,836
Jul 24	$17,834	$22,670	$17,747
Aug 24	$18,037	$23,187	$17,971
Sep 24	$18,521	$23,737	$18,488
Oct 24	$16,532	$23,188	$16,449
Nov 24	$15,619	$24,084	$15,555
Dec 24	$14,522	$23,442	$14,462
Jan 25	$14,489	$24,190	$14,463
Feb 25	$14,192	$23,973	$14,140
Mar 25	$14,528	$23,056	$14,440
Apr 25	$15,012	$23,277	$14,949
May 25	$16,197	$24,619	$16,099
Jun 25	$16,861	$25,731	$16,733
Jul 25	$17,285	$26,081	$17,230
Aug 25	$18,518	$26,816	$18,431
Sep 25	$19,909	$27,719	$19,810
Oct 25	$22,241	$28,271	$22,165
Nov 25	$21,818	$28,297	$21,716
Dec 25	$21,288	$28,589	$21,232
Jan 26	$23,639	$29,519	$23,600
Feb 26	$23,670	$30,007	$23,617
Mar 26	$23,601	$27,794	$23,359
Apr 26	$26,835	$30,607	$26,739

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,517,149,577
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 6,685,011
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,517,149,577
Number of Portfolio Holdings...
111
Net Investment Advisory Fees...
$6,685,011
Portfolio Turnover Rate...
68%

C000237280
Shareholder Report [Line Items]
Fund Name	iShares Environmentally Aware Real Estate ETF
Trading Symbol	ERET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Environmentally Aware Real Estate ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmentally Aware Real Estate ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: November 15, 2022 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All-World Index (Net)	FTSE EPRA Nareit Developed Green Target Index (Net)
Oct 22	$10,000	$10,000	$10,000
Nov 22	$10,222	$10,156	$10,145
Dec 22	$9,884	$9,776	$9,861
Jan 23	$10,792	$10,467	$10,759
Feb 23	$10,265	$10,166	$10,261
Mar 23	$9,955	$10,472	$9,914
Apr 23	$10,164	$10,629	$10,122
May 23	$9,700	$10,515	$9,657
Jun 23	$10,022	$11,111	$9,968
Jul 23	$10,410	$11,517	$10,371
Aug 23	$10,062	$11,203	$10,028
Sep 23	$9,450	$10,750	$9,416
Oct 23	$9,020	$10,427	$8,961
Nov 23	$9,932	$11,383	$9,885
Dec 23	$10,893	$11,926	$10,832
Jan 24	$10,417	$11,996	$10,396
Feb 24	$10,388	$12,500	$10,327
Mar 24	$10,710	$12,875	$10,631
Apr 24	$10,057	$12,467	$10,013
May 24	$10,426	$12,966	$10,329
Jun 24	$10,438	$13,241	$10,348
Jul 24	$11,083	$13,471	$10,982
Aug 24	$11,793	$13,817	$11,696
Sep 24	$12,167	$14,143	$12,061
Oct 24	$11,536	$13,812	$11,421
Nov 24	$11,806	$14,310	$11,675
Dec 24	$10,970	$13,978	$10,854
Jan 25	$11,146	$14,442	$11,043
Feb 25	$11,429	$14,357	$11,295
Mar 25	$11,213	$13,822	$11,059
Apr 25	$11,299	$13,963	$11,154
May 25	$11,578	$14,757	$11,424
Jun 25	$11,721	$15,412	$11,533
Jul 25	$11,504	$15,621	$11,363
Aug 25	$12,040	$16,017	$11,873
Sep 25	$12,163	$16,592	$11,977
Oct 25	$11,947	$16,951	$11,761
Nov 25	$12,201	$16,958	$12,010
Dec 25	$12,073	$17,139	$11,876
Jan 26	$12,519	$17,654	$12,322
Feb 26	$13,378	$17,904	$13,157
Mar 26	$12,211	$16,591	$11,935
Apr 26	$13,186	$18,273	$12,923

See “Average annual total returns” for additional information on fund performance.

Performance Inception Date	Nov. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 13,950,176
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 29,375
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$13,950,176
Number of Portfolio Holdings...
347
Net Investment Advisory Fees...
$29,375
Portfolio Turnover Rate...
11%

C000141932
Shareholder Report [Line Items]
Fund Name	iShares Global REIT ETF
Trading Symbol	REET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global REIT ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global REIT ETF	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All-World Index (Net)	FTSE EPRA Nareit Global REITs Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,019	$10,013	$10,017
Jun 16	$10,489	$9,951	$10,483
Jul 16	$10,972	$10,380	$10,970
Aug 16	$10,627	$10,412	$10,625
Sep 16	$10,494	$10,474	$10,480
Oct 16	$9,848	$10,303	$9,831
Nov 16	$9,577	$10,381	$9,548
Dec 16	$9,972	$10,615	$9,934
Jan 17	$9,952	$10,901	$9,914
Feb 17	$10,260	$11,212	$10,219
Mar 17	$10,097	$11,348	$10,041
Apr 17	$10,153	$11,525	$10,095
May 17	$10,157	$11,776	$10,092
Jun 17	$10,261	$11,824	$10,187
Jul 17	$10,447	$12,147	$10,362
Aug 17	$10,419	$12,195	$10,330
Sep 17	$10,395	$12,431	$10,290
Oct 17	$10,277	$12,692	$10,174
Nov 17	$10,594	$12,940	$10,481
Dec 17	$10,727	$13,160	$10,609
Jan 18	$10,567	$13,897	$10,447
Feb 18	$9,880	$13,318	$9,755
Mar 18	$10,167	$13,019	$10,022
Apr 18	$10,317	$13,154	$10,166
May 18	$10,550	$13,159	$10,393
Jun 18	$10,802	$13,079	$10,635
Jul 18	$10,891	$13,475	$10,720
Aug 18	$11,076	$13,570	$10,859
Sep 18	$10,821	$13,634	$10,605
Oct 18	$10,494	$12,613	$10,280
Nov 18	$10,860	$12,798	$10,633
Dec 18	$10,202	$11,901	$9,974
Jan 19	$11,327	$12,827	$11,075
Feb 19	$11,335	$13,163	$11,080
Mar 19	$11,682	$13,329	$11,404
Apr 19	$11,634	$13,778	$11,354
May 19	$11,599	$12,965	$11,311
Jun 19	$11,818	$13,803	$11,516
Jul 19	$11,902	$13,840	$11,596
Aug 19	$12,194	$13,515	$11,872
Sep 19	$12,518	$13,810	$12,174
Oct 19	$12,827	$14,195	$12,473
Nov 19	$12,679	$14,538	$12,321
Dec 19	$12,640	$15,057	$12,271
Jan 20	$12,740	$14,884	$12,368
Feb 20	$11,660	$13,680	$11,315
Mar 20	$8,826	$11,830	$8,544
Apr 20	$9,486	$13,088	$9,186
May 20	$9,518	$13,666	$9,205
Jun 20	$9,767	$14,096	$9,440
Jul 20	$10,095	$14,822	$9,753
Aug 20	$10,254	$15,741	$9,900
Sep 20	$9,930	$15,235	$9,573
Oct 20	$9,618	$14,856	$9,271
Nov 20	$10,875	$16,694	$10,481
Dec 20	$11,301	$17,468	$10,879
Jan 21	$11,268	$17,390	$10,847
Feb 21	$11,727	$17,795	$11,269
Mar 21	$12,132	$18,291	$11,644
Apr 21	$12,991	$19,079	$12,467
May 21	$13,148	$19,377	$12,615
Jun 21	$13,317	$19,618	$12,773
Jul 21	$13,880	$19,743	$13,302
Aug 21	$14,096	$20,234	$13,511
Sep 21	$13,285	$19,410	$12,729
Oct 21	$14,141	$20,379	$13,530
Nov 21	$13,928	$19,864	$13,311
Dec 21	$14,945	$20,682	$14,284
Jan 22	$14,010	$19,688	$13,376
Feb 22	$13,643	$19,187	$13,042
Mar 22	$14,379	$19,598	$13,751
Apr 22	$13,658	$18,050	$13,066
May 22	$13,021	$18,070	$12,430
Jun 22	$11,952	$16,553	$11,381
Jul 22	$12,954	$17,683	$12,329
Aug 22	$12,120	$17,045	$11,562
Sep 22	$10,634	$15,414	$10,123
Oct 22	$11,055	$16,328	$10,514
Nov 22	$11,808	$17,604	$11,176
Dec 22	$11,371	$16,944	$10,791
Jan 23	$12,438	$18,142	$11,794
Feb 23	$11,876	$17,620	$11,281
Mar 23	$11,557	$18,152	$10,941
Apr 23	$11,730	$18,423	$11,103
May 23	$11,288	$18,225	$10,679
Jun 23	$11,651	$19,259	$11,009
Jul 23	$12,029	$19,963	$11,375
Aug 23	$11,620	$19,418	$10,986
Sep 23	$10,866	$18,634	$10,264
Oct 23	$10,371	$18,073	$9,774
Nov 23	$11,457	$19,731	$10,807
Dec 23	$12,557	$20,672	$11,828
Jan 24	$12,019	$20,792	$11,348
Feb 24	$12,032	$21,666	$11,325
Mar 24	$12,362	$22,316	$11,619
Apr 24	$11,554	$21,609	$10,882
May 24	$12,059	$22,473	$11,312
Jun 24	$12,171	$22,951	$11,422
Jul 24	$12,913	$23,350	$12,102
Aug 24	$13,687	$23,949	$12,839
Sep 24	$14,122	$24,514	$13,238
Oct 24	$13,495	$23,941	$12,628
Nov 24	$13,884	$24,803	$12,979
Dec 24	$12,858	$24,228	$12,019
Jan 25	$13,049	$25,032	$12,211
Feb 25	$13,412	$24,885	$12,521
Mar 25	$13,093	$23,958	$12,194
Apr 25	$13,061	$24,202	$12,173
May 25	$13,408	$25,579	$12,487
Jun 25	$13,471	$26,715	$12,516
Jul 25	$13,335	$27,075	$12,423
Aug 25	$13,905	$27,762	$12,932
Sep 25	$14,029	$28,759	$13,027
Oct 25	$13,843	$29,382	$12,853
Nov 25	$14,076	$29,393	$13,065
Dec 25	$13,909	$29,707	$12,889
Jan 26	$14,308	$30,599	$13,274
Feb 26	$15,195	$31,033	$14,079
Mar 26	$14,099	$28,758	$13,001
Apr 26	$15,313	$31,673	$14,141

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 4,791,056,374
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 5,829,903
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,791,056,374
Number of Portfolio Holdings...
333
Net Investment Advisory Fees...
$5,829,903
Portfolio Turnover Rate...
5%

C000050169
Shareholder Report [Line Items]
Fund Name	iShares International Developed Real Estate ETF
Trading Symbol	IFGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Developed Real Estate ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Real Estate ETF	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All World ex-US Index (Net)	FTSE EPRA Nareit Developed ex US Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,767	$9,838	$9,765
Jun 16	$9,759	$9,688	$9,763
Jul 16	$10,306	$10,173	$10,312
Aug 16	$10,142	$10,228	$10,151
Sep 16	$10,167	$10,351	$10,169
Oct 16	$9,616	$10,211	$9,620
Nov 16	$9,271	$9,973	$9,277
Dec 16	$9,359	$10,242	$9,377
Jan 17	$9,544	$10,592	$9,563
Feb 17	$9,789	$10,775	$9,814
Mar 17	$9,808	$11,041	$9,820
Apr 17	$10,063	$11,277	$10,075
May 17	$10,367	$11,633	$10,378
Jun 17	$10,265	$11,655	$10,282
Jul 17	$10,554	$12,065	$10,575
Aug 17	$10,645	$12,123	$10,667
Sep 17	$10,576	$12,346	$10,592
Oct 17	$10,620	$12,586	$10,639
Nov 17	$10,914	$12,701	$10,938
Dec 17	$11,220	$12,996	$11,255
Jan 18	$11,736	$13,707	$11,773
Feb 18	$11,037	$13,068	$11,066
Mar 18	$11,131	$12,815	$11,163
Apr 18	$11,440	$13,041	$11,478
May 18	$11,320	$12,730	$11,355
Jun 18	$11,168	$12,482	$11,208
Jul 18	$11,290	$12,789	$11,339
Aug 18	$11,187	$12,527	$11,232
Sep 18	$11,038	$12,587	$11,087
Oct 18	$10,451	$11,560	$10,501
Nov 18	$10,712	$11,667	$10,768
Dec 18	$10,470	$11,140	$10,533
Jan 19	$11,519	$11,970	$11,591
Feb 19	$11,433	$12,197	$11,504
Mar 19	$11,889	$12,270	$11,960
Apr 19	$11,599	$12,588	$11,667
May 19	$11,552	$11,926	$11,616
Jun 19	$11,822	$12,625	$11,890
Jul 19	$11,696	$12,477	$11,765
Aug 19	$11,759	$12,105	$11,829
Sep 19	$11,997	$12,423	$12,070
Oct 19	$12,429	$12,867	$12,509
Nov 19	$12,344	$12,985	$12,428
Dec 19	$12,648	$13,546	$12,741
Jan 20	$12,703	$13,176	$12,801
Feb 20	$11,671	$12,129	$11,761
Mar 20	$9,149	$10,371	$9,212
Apr 20	$9,636	$11,160	$9,736
May 20	$9,746	$11,558	$9,813
Jun 20	$9,926	$12,070	$10,003
Jul 20	$10,131	$12,590	$10,204
Aug 20	$10,630	$13,147	$10,704
Sep 20	$10,318	$12,843	$10,390
Oct 20	$9,879	$12,567	$9,951
Nov 20	$11,312	$14,261	$11,397
Dec 20	$11,737	$15,042	$11,833
Jan 21	$11,578	$15,073	$11,675
Feb 21	$11,828	$15,378	$11,930
Mar 21	$11,970	$15,594	$12,070
Apr 21	$12,490	$16,053	$12,588
May 21	$12,897	$16,539	$13,002
Jun 21	$12,779	$16,444	$12,899
Jul 21	$13,098	$16,190	$13,209
Aug 21	$13,194	$16,508	$13,317
Sep 21	$12,403	$15,997	$12,550
Oct 21	$12,880	$16,342	$12,988
Nov 21	$12,337	$15,612	$12,416
Dec 21	$12,676	$16,277	$12,797
Jan 22	$12,254	$15,684	$12,289
Feb 22	$12,038	$15,399	$12,157
Mar 22	$12,181	$15,434	$12,369
Apr 22	$11,336	$14,481	$11,509
May 22	$11,274	$14,563	$11,371
Jun 22	$10,133	$13,313	$10,182
Jul 22	$10,779	$13,768	$10,823
Aug 22	$9,932	$13,350	$10,066
Sep 22	$8,680	$12,016	$8,781
Oct 22	$8,726	$12,366	$8,809
Nov 22	$9,629	$13,810	$9,554
Dec 22	$9,606	$13,732	$9,688
Jan 23	$10,252	$14,813	$10,314
Feb 23	$9,798	$14,293	$9,927
Mar 23	$9,461	$14,617	$9,528
Apr 23	$9,812	$14,871	$9,884
May 23	$9,178	$14,356	$9,237
Jun 23	$9,173	$14,985	$9,234
Jul 23	$9,641	$15,600	$9,745
Aug 23	$9,286	$14,927	$9,392
Sep 23	$8,838	$14,473	$8,962
Oct 23	$8,441	$13,869	$8,496
Nov 23	$9,325	$15,114	$9,436
Dec 23	$10,169	$15,876	$10,297
Jan 24	$9,697	$15,717	$9,911
Feb 24	$9,363	$16,108	$9,472
Mar 24	$9,959	$16,579	$10,070
Apr 24	$9,540	$16,316	$9,685
May 24	$9,802	$16,773	$9,825
Jun 24	$9,449	$16,732	$9,520
Jul 24	$10,007	$17,158	$10,071
Aug 24	$10,589	$17,620	$10,682
Sep 24	$11,003	$18,133	$11,120
Oct 24	$10,060	$17,242	$10,150
Nov 24	$9,989	$17,096	$10,040
Dec 24	$9,328	$16,769	$9,427
Jan 25	$9,584	$17,402	$9,732
Feb 25	$9,618	$17,611	$9,690
Mar 25	$9,683	$17,595	$9,739
Apr 25	$10,401	$18,220	$10,495
May 25	$10,767	$19,048	$10,853
Jun 25	$11,214	$19,680	$11,265
Jul 25	$10,907	$19,661	$11,071
Aug 25	$11,446	$20,362	$11,571
Sep 25	$11,541	$21,064	$11,657
Oct 25	$11,376	$21,472	$11,492
Nov 25	$11,551	$21,485	$11,673
Dec 25	$11,682	$22,127	$11,803
Jan 26	$12,229	$23,457	$12,392
Feb 26	$12,956	$24,659	$13,097
Mar 26	$11,311	$21,988	$11,266
Apr 26	$12,105	$24,109	$12,142

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date		Apr. 30, 2025
AssetsNet	$ 88,147,467
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 434,905
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$88,147,467
Number of Portfolio Holdings...
265
Net Investment Advisory Fees...
$434,905
Portfolio Turnover Rate...
9%

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports